                            For Tax-Exempt Income


                                                         Tax-Free Florida Fund
                                                 Tax-Free Florida Insured Fund
                                            Tax-Free Florida Intermediate Fund
                                                        Tax-Free New York Fund


      service and guidance

                                                 professional management

          goals


                                                                          1998
                                                                   Semi-Annual
                                                                        Report

(photo of illustration from Tax-Exempt Income Brochure)



DELAWARE
INVESTMENTS
-----------
Philadelphia o London
for tax-exempt income  2


                                                                 July 20, 1998

Dear Shareholder:

THE LAW OF SUPPLY AND DEMAND moderated returns from municipal bond investments during the first six months of 1998. Many municipalities took advantage of lower interest rates to refinance their obligations. Bond issuance by state and local governments soared 50.7% to more than $146 billion for the period.
        This dramatic increase in bond issuance was led by the education, health care and transportation sectors. New York and Florida were two of the largest issuers, ranking 1st and 4th in volume respectively, according to THE BOND BUYER, a trade publication. Supply increases of 34% in Florida and 54% in New York were difficult for bond markets in both states to absorb.
        Each of our Florida funds outperformed their respective benchmark indexes for the first six months of 1998. Our two largest Florida Funds also performed exceptionally well relative to their peers:
    o Tax-Free Florida Insured A Class ranked 1st out of 15 funds investing primarily in insured Florida securities.*
    o Tax-Free Florida A Class ranked in the top 15% of all Florida municipal bond funds for the six-month, one-year and lifetime periods ended
        June 30, 1998.*
        Demand for insured municipal bond funds in Florida remained strong during the first six months of 1998. Florida has a growing population of income-oriented investors. We believe this can bolster the state's bond market should the

CUMULATIVE TOTAL RETURN

                                                              Six Months Ended
                                                                June 30, 1998
------------------------------------------------------------------------------
Tax-Free Florida Fund A Class                                       +3.22%
Lehman Brothers Municipal Bond Index                                +2.69%
Lipper Florida Municipal Debt Fund Average (62 funds)               +2.35%
------------------------------------------------------------------------------
Tax-Free Florida Insured Fund A Class                               +2.82%
Lehman Brothers Insured Municipal Bond Index                        +2.43%
Lipper Florida Insured Fund Average (15 funds)                      +2.30%
------------------------------------------------------------------------------
Tax-Free Florida Intermediate Fund A Class                          +2.55%
Merrill Lynch 3-to-7 Year Municipal Bond Index                      +2.21%
Lipper Florida Intermediate Fund Average (20 funds)                 +2.08%
------------------------------------------------------------------------------
Tax-Free New York Fund A Class                                      +2.22%
Lipper New York Municipal Debt Fund Average (96 funds)              +2.37%

All performance shown above is at net asset value and assumes reinvestment of distributions. For complete performance and sales charges for all Classes, see pages 8 to 9. Each index shown above is unmanaged. Performance of other Fund classes for the periods shown was lower due to different charges and expenses. Past performance does not guarantee future results.

*TAX-FREE FLORIDA INSURED FUND CLASS A RANKED 1ST OUT OF 15 FLORIDA FUNDS FOR THE SIX-MONTH AND ONE-YEAR PERIODS ENDED 6/30/98. THE FUND RANKED 3RD OUT OF 5 FUNDS FOR THE FIVE-YEAR AND LIFETIME PERIODS ENDED 6/30/98. TAX-FREE FLORIDA FUND CLASS A RANKED 4TH OUT OF 62 FUNDS, 3RD OUT OF 61 FUNDS, AND 5TH OUT OF 46 FUNDS, RESPECTIVELY FOR THE SIX-MONTH, ONE-YEAR, AND LIFETIME PERIODS ENDED 6/30/98. RANKINGS ARE BASED ON TOTAL RETURN AT NET ASSET VALUE. EXPENSE LIMITATIONS WERE IN EFFECT FOR THE TIMES SHOWN. RANKINGS AND RETURNS WOULD HAVE BEEN LOWER WITHOUT THE LIMITATIONS.

                                                      for tax-exempt income  3

outlook for inflation and interest rates become uncertain.
        In the Empire State, the income potential of Tax-Free New York Fund remained strong, but also limited total return. Two of the New York Fund's pre-refunded bonds matured early in the year, giving the Fund's management an opportunity to reposition the portfolio to take advantage of income and total return opportunities.
        A robust economy, mild inflation and low interest rates bode well for the municipal bond market in the coming months. Tax revenues are also likely to remain strong in Florida and New York, bolstering credit quality and bond prices. Yields on longer term municipal bonds averaged 90% of U.S. Treasury bond yields as of June 30, 1998. This is the highest level since the federal flat tax rate proposal two years ago, and in our view increases the attractiveness of tax-exempt securities.
        On the pages that follow, Patrick P. Coyne and Mitchell L. Conery review each Fund's performance for the first half of 1998 and provide an overview of their outlook for the remainder of the year. We encourage you to meet regularly with your financial adviser to discuss your goals. We thank you for your confidence in Delaware Investments.

Sincerely,

/s/ Wayne A. Stork
-------------------
WAYNE A. STORK
Chairman


/s/ Jeffrey J Nick
-------------------
JEFFREY J. NICK
President and Chief Executive Officer

TAX-FREE FLORIDA FUND
PORTFOLIO HIGHLIGHTS AND ASSET MIX
--------------------------------------------------------------------------------
June 30, 1998

PIE CHART

Other Revenue Bonds   20.1%          General Obligation Bonds    6.1%
Recreational          12.2%          Pre-Refunded Bonds          1.2%
Utility & Water/Sewer 10.2%          Cash                        2.9%
Housing               14.5%          Higher Education            3.4%
Transportation         3.3%          Industrial Development      6.1%
                                     Health Care                20.0%


Average Effective Maturity             13.2 years
Average Effective Duration              7.9 years
Average Quality                           AA
Current 30-Day SEC Yield*               4.59%
-------------------------------------------------
*For A Class shares based on Securities and Exchange Commission guidelines. Current 30-day SEC yield for both B and C Class shares was 4.01%.

Approximately 4.1% of the income generated by Tax-Free Florida Fund for the six months ended 6/30/98 was subject to the federal alternative minimum tax.

for tax-exempt income  4

Portfolio Managers' Review

U.S. TREASURY PRICES HAVE SOARED since December. The yield on 30-year
U.S. Treasury bonds fell to 5.65% as of June 30, the lowest level in a generation.
        Even so, real interest rates after inflation remain high. If one subtracts the U.S. Consumer Price Index from 10-year Treasury bond yields, the real rate of return is nearly 4%, the highest level since late 1994.
        Given the probable tempering effects of the Asian slump on the U.S. economy, the Federal Reserve Board is likely to maintain its current interest rate policy, in our view. This makes a solid case for bonds' income and total return potential, especially for tax-sensitive investors. We encourage you to review your asset allocation plan with your financial and tax advisers to see if you may benefit from increasing your position in a single-state, tax-exempt fund.
        For investors in the highest federal tax bracket (39.6%), medium-quality, 30-year general obligation municipal bonds in both Florida and New York provided taxable equivalent yields of more than 9% as of June 30. After factoring out inflation, long-term tax-exempt debt provided an attractive annualized real rate of return of 7.5%.
        A major problem facing the tax-exempt market has been a temporary glut of new supply as municipalities seek to refund their obligations. Over the past six months, the bond market has been asked to digest unusually large bond issues of more than $1 billion each from several areas, including New York.

FOR INVESTORS IN THE HIGHEST FEDERAL TAX BRACKET (39.6%), MEDIUM-QUALITY, 30-YEAR GENERAL OBLIGATION MUNICIPAL BONDS IN BOTH FLORIDA AND NEW YORK PROVIDED TAXABLE EQUIVALENT YIELDS OF MORE THAN 9% AS OF JUNE 30.

TAX-FREE FLORIDA INSURED FUND
PORTFOLIO HIGHLIGHTS AND ASSET MIX
--------------------------------------------------------------------------------
June 30, 1998

PIE CHART

Certificates of Participation   6.8%        Other Revenue Bonds       19.2%
Water and Sewer                 7.0%        General Obligation Bonds   3.9%
Housing                        19.8%        Cash                       1.0%
Transportation                  9.5%        Pre-Refunded Bonds        15.7%
                                            Hospitals                 17.1%


Average Effective Maturity                  8.5 years
Average Effective Duration                  6.4 years
Average Quality                                AAA
Current 30-Day SEC Yield*                   3.84%
-----------------------------------------------------
*For A Class shares based on Securities and Exchange Commission guidelines. Current 30-day SEC yield for B Class shares was 3.24%.

Approximately 21.80% of the income generated by Tax-Free Florida Insured Fund for the six months ended 6/30/98 was subject to the federal alternative minimum tax.

                                                      for tax-exempt income  5

        Another reason municipal bonds underperformed Treasuries during the first half of fiscal 1998 was that foreign investors sought U.S. government debt as a safe haven when volatility rocked Asian stock and bond markets. Foreigners generally don't buy our state and local debt because they don't qualify for the tax breaks municipal bonds provide. Foreign investors now own nearly $1.5 trillion worth of U.S. Treasuries, or one-third of all federal debt outstanding, up from 20% in 1994.
        In New York, many new bonds were issued by agencies such as the New York Power Authority to either take advantage of lower interest rates or pre-refund older debt obligations. Continued population and economic expansion in Florida fueled growth-related bond issues in the state. Brisk demand for municipal bonds in both states helped absorb supply.

TAX-FREE FLORIDA FUNDS' STRATEGIC POSITIONING
All three of Delaware Investments' Tax-Free Florida Funds performed well against both their respective benchmark indexes and other municipal bond funds in the state during the first six months of 1998.
        By a wide margin, municipal bond investors in Florida continued to favor the security of insured municipal bonds. More than 70% of municipal bonds issued in the state were insured, compared to 50% nationwide.
        All three Florida Municipal Bond Funds maintained portfolios of relatively higher quality bonds. We believe that lower-rated bonds currently offer no significant compensation for the additional risk associated with investing in them.
        At the start of fiscal 1998, Tax-Free Florida Insured Fund owned inverse floaters(1). These securities react inversely

TAX-FREE FLORIDA INTERMEDIATE FUND
PORTFOLIO HIGHLIGHTS AND ASSET MIX
--------------------------------------------------------------------------------
June 30, 1998

Hospitals                      4.0%       Transportation        4.6%
Higher Education               5.5%       Housing               9.3%
Territorial                    2.6%       Water and Sewer       4.7%
Cash                          11.6%       Ports and Harbors     9.2%
Pre-Refunded Bonds             7.6%       Waste Disposal        5.2%
Certificates of Participation  5.6%       Other Revenue Bonds  13.2%
Nursing Homes                 16.9%


Average Effective Maturity                    6.4 years
Average Effective Duration                    5.0 years
Average Quality                                   AA
Current 30-Day SEC Yield*                     3.55%
-------------------------------------------------------
*For A Class shares based on Securities and Exchange Commission guidelines. Current 30-day SEC yields for both B and C Class shares were 2.80% and 2.81%, respectively.

Approximately 16.98% of the income generated by Tax-Free Florida Intermediate Fund for the six months ended 6/30/98 was subject to the federal alternative minimum tax.

---------
(1) Inverse floaters are custodial trust receipts which pay interest rates that vary inversely to changes in the interest rates of specified short-term, tax-exempt obligations or an index of such obligations. As interest rates decline, the income potential of inverse floating obligations increases, and vice versa. The market value of these obligations may be more volatile than the market value of other tax-exempt obligations.

for tax-exempt income  6

to changes in interest rates, and generally increased the income potential of the Fund. This past winter, with interest rates at historic lows, we reduced our position in these securities.
        To improve Tax-Free Florida Fund's income potential, we increased the Fund's average effective duration by half-a-year. While current economic conditions suggest that interest rates should remain stable in the coming months, we also believe the Fund is well positioned to benefit from a rise in bond prices.
        Typically, when interest rates are low, homeowners attempt to reduce their monthly payments by refinancing their debt at lower rates and prepaying their mortgages. For this reason, we reduced the percentage of housing bonds in Tax-Free Florida Fund in 1997.

TAX-FREE NEW YORK FUND STRATEGIC POSITIONING
During the first six months of 1998, economic conditions in New York State continued to improve. New York City is booming while some cities upstate show signs of recovery. Major upstate employers such as Eastman Kodak have begun to post higher earnings. New Yorkers generally enjoy rising real incomes and moderate personal debt levels. Increased spending restraint in Albany and an improved economic climate have led to increasing budget surpluses. This may lead to state income tax cuts.
        Despite this positive economic backdrop, the performance of New York State's municipal bond market since January has been less than impressive. Bond issuance in New York rose 54% from 1997 levels, creating a glut that was difficult for the market to absorb. Still, by the end of the first half of 1998, investor demand was high enough to soak up the excess supply.
        Nearly a third of the Fund's net assets were allocated to pre-refunded bonds as of June 30. Municipalities issue pre-refunded bonds to pay off older bonds with higher interest rates. With interest rates at record lows, many

TAX-FREE NEW YORK FUND
PORTFOLIO HIGHLIGHTS AND ASSET MIX
--------------------------------------------------------------------------------
June 30, 1998

Hospitals                      8.7%       Transportation       11.6%
Higher Education              15.1%       Housing               4.1%
Territorial                    2.0%       Water and Sewer       4.7%
Cash                           1.6%       Other Revenue Bonds   7.6%
City                           4.5%       Pre-Refunded Bonds   30.8%
Industrial Development         9.3%



Average Effective Maturity                 7.4 years
Average Effective Duration                 5.4 years
Average Quality                                A
Current 30-Day SEC Yield*                  3.93%
----------------------------------------------------
*For A Class shares based on Securities and Exchange Commission guidelines. Current 30-day SEC yields for both B and C Class shares was 3.35%.

Approximately 8.47% of the income generated by Tax-Free New York Fund for the six months ended 6/30/98 was subject to the federal alternative minimum tax.

                                                      for tax-exempt income  7

municipalities took advantage of this opportunity to reduce their long-term obligations.
        The Fund's portfolio continues to be dominated by older bonds with generally shorter durations. These bonds allowed the Fund to deliver relatively high levels of tax-exempt income. However, the income focus of these bonds did not allow the Fund to capture as much of the rise in bond prices as the Lehman Brothers Municipal Bond Index, the Fund's unmanaged benchmark.
        We expect to continue to extend the average duration of the securities in the Fund's portfolio as they mature. We believe this makes sense in the current interest rate environment. By extending the duration of the securities in the portfolio we can better pursue attractive total returns without adding significant risk.

SUMMARY OUTLOOK
Both Florida and New York appear to be moving toward continued economic growth consistent with the national economy. Unemployment is nearing a 25-year low, and both economies seem poised to continue creating new jobs. At the same time, state legislatures in Florida and New York have continued to exercise strict expense controls which have led to rising budget surpluses.
        These positive economic trends should lead to both an increase in bond quality and a decrease in the available supply. A majority of the issues that led to the oversupply problem in the municipal bond market came from pre-refundings. Internal Revenue Service restrictions on how frequently municipalities can refinance their debt should also help to limit future supply problems.
        While the bond market has not performed up to the expectations set during the rally of 1997, attractive opportunities exist for investors seeking income potential and the more moderate risk associated with fixed income investments. One clear benefit of municipal bonds is that they can become a valuable asset allocation component, without adding to taxable investment income.

PATRICK P. COYNE
Vice President
Senior Portfolio Manager

MITCHELL L. CONERY
Vice President
Senior Portfolio Manager

July 20, 1998

ONE CLEAR BENEFIT OF MUNICIPAL BONDS IS THAT THEY CAN BECOME A VALUABLE ASSET ALLOCATION COMPONENT, WITHOUT ADDING TO TAXABLE INVESTMENT INCOME.

for tax-exempt income  8

Performance Summary

TAX-FREE FLORIDA FUND
--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS THROUGH JUNE 30, 1998

                                           Lifetime              One Year
------------------------------------------------------------------------------------------------------
Class A (Est. 3/2/95)
    Excluding Sales Charge                  +9.09%               +10.10%
    Including Sales Charge                  +7.84%                +6.01%
------------------------------------------------------------------------------------------------------
Class B (Est. 9/15/95)
    Excluding Sales Charge                  +7.83%                +9.45%
    Including Sales Charge                  +6.89%                +5.45%
------------------------------------------------------------------------------------------------------
Class C (Est. 4/22/95)
    Excluding Sales Charge                  +7.76%                +9.28%
    Including Sales Charge                  +7.76%                +8.28%

TAX-FREE FLORIDA INSURED FUND
--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS THROUGH JUNE 30, 1998

                                           Lifetime              Five Years               One Year
------------------------------------------------------------------------------------------------------
Class A (Est. 1/1/92)
    Excluding Sales Charge                  +7.73%                  +6.13%                 +9.79%
    Including Sales Charge                  +7.10%                  +5.31%                 +5.67%
------------------------------------------------------------------------------------------------------
Class B (Est. 3/11/94)
    Excluding Sales Charge                  +6.19%                                         +9.10%
    Including Sales Charge                  +5.81%                                         +5.10%
------------------------------------------------------------------------------------------------------
Class C (Est. 9/30/97)
    Excluding Sales Charge                  +3.11%
    Including Sales Charge                  +2.11%

Returns for C Class shares for the short time shown may not be representative of longer term results.

Performance for all Funds includes reinvestment of distributions and applicable sales charge as described below. Return and share value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Past performance is not a guarantee of future results. Performance for Class B and C shares excluding sales charge assumes either contingent sales charges did not apply or the investment was not redeemed. Returns reflect voluntary expense limitations in effect at the time. Returns would have been lower without the limitations.

Class A shares of Tax-Free Florida, Tax-Free Florida Insured and Tax-Free New York Fund have a 3.75% maximum front-end sales charge, while Class A shares of Tax-Free Florida Intermediate Fund have a 2.75% maximum front-end sales charge. All four funds have a 12b-1 fee.

Class B shares do not have a front-end sales charge, but are subject to a 1% annual distribution and service fee. They are also subject to a deferred sales charge of up to 4% if redeemed before the end of the sixth year for Tax-Free Florida, Tax-Free Florida Insured and Tax-Free New York Fund and up to 2% if redeemed before the end of the third year for Tax-Free Florida Intermediate Fund.

Class C shares have a 1% annual distribution and service fee. If shares are redeemed within 12 months, a 1% contingent deferred sales charge applies.

                                                      for tax-exempt income  9

TAX-FREE FLORIDA INTERMEDIATE FUND
--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS THROUGH JUNE 30, 1998

                                           Lifetime              One Year
------------------------------------------------------------------------------------------------------
Class A (Est. 5/1/94)
    Excluding Sales Charge                  +6.27%                +7.05%
    Including Sales Charge                  +5.57%                +4.07%
------------------------------------------------------------------------------------------------------
Class B (Est. 9/15/95)
    Excluding Sales Charge                  +4.41%                +6.17%
    Including Sales Charge                  +4.08%                +4.17%
------------------------------------------------------------------------------------------------------
Class C (Est. 3/23/95)
    Excluding Sales Charge                  +5.72%                +6.15%
    Including Sales Charge                  +5.72%                +5.15%


TAX-FREE NEW YORK FUND
--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS THROUGH JUNE 30, 1998

                                         Lifetime        Ten Years        Five Years        One Year
------------------------------------------------------------------------------------------------------
Class A (Est. 11/6/87)
    Excluding Sales Charge               +7.38%            +7.20%           +4.66%           +7.07%
    Including Sales Charge               +6.99%            +6.79%           +3.86%           +3.09%
------------------------------------------------------------------------------------------------------
Class B (Est. 11/14/94)
    Excluding Sales Charge               +5.98%                                              +6.30%
    Including Sales Charge               +5.27%                                              +2.31%
------------------------------------------------------------------------------------------------------
Class C (Est. 4/26/95)
    Excluding Sales Charge               +4.67%                                              +6.20%
    Including Sales Charge               +4.67%                                              +5.20%

See page 8 for important additional information regarding all share classes including sales charges. Return and share value for each Fund fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Past performance does not guarantee future results.

10  for tax-exempt income

FINANCIAL STATEMENTS
VOYAGEUR INVESTMENT TRUST
DELAWARE-VOYAGER TAX-FREE FLORIDA FUND
STATEMENT OF NET ASSETS
JUNE 30, 1998 (UNAUDITED)
--------------------------------------------------------------------------------

                                                      PRINCIPAL     MARKET
                                                        AMOUNT      VALUE
                                                      ---------------------
TOTAL MUNICIPAL BONDS - 94.60%
CONTINUING CARE/RETIREMENT REVENUE BONDS - 8.61%
Jacksonville Health Facilities Authority-Cypress
  Village Project National Benevolent Association-
  Series A 6.125% 12/1/16 .........................  $  200,000   $ 213,878
Palm Beach Health Facilities Authority-Adult
  Community Services 5.625% 11/15/20 ..............     250,000     258,813
Volusia County Health Facilities Authority, John
  Knox Village-Series A 6.00% 6/1/17 ..............     250,000     271,595
Volusia Florida Industrial Development Authority-
  Bishops Glen Project Retirement Health Facilities
  7.50% 11/1/16 ...................................     330,000     353,971
                                                                 ----------
                                                                  1,098,257
                                                                 ----------
HIGHER EDUCATION REVENUE BONDS - 3.42%
Pinellas County Educational Facilities Authority-
  Clearwater Christian College Private Placement
  8.00% 2/1/11 ....................................     400,000     435,808
                                                                 ----------
                                                                    435,808
                                                                 ----------
HOSPITAL REVENUE BONDS - 11.33%
Hillsborough County-Tampa General Hospital
  6.375% 10/1/13 (FSA) ............................     100,000     110,043
Lee County Hospital Board-Lee Memorial Hospital
  6.35% 3/26/20 (MBIA) ............................     500,000     544,250
Leesburg Regional Medical Center Project
  Series A 6.125% 7/1/12 ..........................     100,000     106,702
North Miami Health Facilities Authority-Catholic
  Health Services LOC Suntrust
  Bank-Miami 6.00% 8/15/16 ........................     500,000     531,915
Puerto Rico Industrial Tourist Educational
  Medical & Environmental Control Facilities
  Mennonite General Hospital
  Series A 5.625% 7/1/27 ..........................     150,000     152,154
                                                                 ----------
                                                                  1,445,064
                                                                 ----------
HOUSING REVENUE BONDS - 14.34%
Blackwater Housing Corporation-Series A
  6.50% 6/1/25 ....................................     250,000     259,310
Dade County Housing Finance Authority, Lincoln
  Fields Apartments Section 8-FHA
  6.25% 7/1/24 (MBIA) .............................     500,000     523,565
Duval Housing Finance Authority, St. Augustine
  Apartments 6.00% 3/1/21 .........................     300,000     313,836
Florida Housing Finance Agency-Homeowner
  Mortgage-Series 1B
  6.00% 7/1/17 (FHA/VA) ...........................     195,000     206,862
Florida Housing Finance Agency-The Vineyards
  Project-Series H 6.40% 11/1/15 ..................     500,000     524,980
                                                                 ----------
                                                                  1,828,553
                                                                 ----------

                                                         PRINCIPAL     MARKET
                                                           AMOUNT      VALUE
                                                         ---------------------

TOTAL MUNICIPAL BONDS (CONTINUED)
PRE-REFUNDED BONDS/ESCROWED TO MATURITY - 1.15%
Palm Beach County Health Facilites Authority-Good
  Samaritan Health System 6.30% 10/1/22............      $ 130,000   $  146,441
                                                                     ----------
                                                                        146,441
                                                                     ----------
SCHOOL DISTRICT REVENUE BONDS - 6.08%
Hillsborough County Florida School Board
  Certificates of Participation Master Lease
  Program Series A 5.00% 7/1/23 (MBIA) ................     800,000     775,576
                                                                     ----------
                                                                        775,576
                                                                     ----------
TRANSPORTATION REVENUE BONDS - 3.31%
Florida State Mid-Bay Bridge Authority-
  Series D 6.125% 10/1/22  ............................     160,000     165,501
Orlando & Orange County Expressway Authority
  Refunding, Junior Lien 5.95% 7/1/23 .................     250,000     256,925
                                                                     ----------
                                                                        422,426
                                                                     ----------
UTILITY REVENUE BONDS - 1.20%
Puerto Rico Electric Power Authority
  Series X 5.50% 7/1/25  ..............................     150,000     152,781
                                                                     ----------
                                                                        152,781
                                                                     ----------
WASTE DISPOSAL REVENUE BONDS - 4.11%
Jacksonville Sewer & Solid Waste Disposal Facilities
  Authority-Anheuser Busch Project
  5.875% 2/1/36 (AMT)  ................................     150,000     157,089
Polk County Industrial Development Authority Solid
  Waste Disposal-Tampa Electric Company Project
  5.85% 12/1/30 (AMT)  ................................     350,000     366,933
                                                                     ----------
                                                                        524,022
                                                                     ----------
WATER & SEWER REVENUE BONDS - 8.94%
Jacksonville Electric Authority Revenue Water & Sewer
  Systems Series A 5.625% 10/1/37 .....................     500,000     512,825
Key West Sewer 5.70% 10/1/26 (FGIC) ...................     100,000     105,569
Miramar Wastewater Improvement
  6.75% 10/1/25 (FGIC)  ...............................     100,000     113,404
Peace River Manasota Regional Water Supply Authority
  Florida Series A 5.00% 10/1/28 ......................     250,000     243,888
St Lucie County Special Assessment South Hutchinson
  Island 6.10% 11/1/20 (Asset Guaranty)................     150,000     164,132
                                                                     ----------
                                                                      1,139,818
                                                                     ----------
                                                     for tax-exempt income  11

--------------------------------------------------------------------------------
                                                         PRINCIPAL      MARKET
                                                           AMOUNT        VALUE
                                                         -----------    -------
TOTAL MUNICIPAL BONDS (CONTINUED)
OTHER REVENUE BONDS - 32.11%
Dade County Special Obligation Series B 5.00%
  10/1/35 (AMBAC).......................................  $200,000   $   192,156
Lake Bernadette Community Development District
  Special Assessment-Series A 8.00% 5/1/17 .............   250,000       264,203
Miami-Dade County Special Obligation Sub-Series B
  5.00% 10/1/37 (MBIA)  ................................   250,000       239,232
Northern Palm Beach County Improvement District
  Special Assessment-Abacoa Water Control
  7.20% 8/1/16 (FGIC)  .................................   300,000       328,690
Saint Johns County Industrial Development Authority
  Professional Golf Hall of Fame
  Series A 5.50% 3/1/17  ...............................   750,000       771,270
Tampa Palms Community Development District
  Richmond Place Project 7.50% 5/1/18 ..................   250,000       264,370
Tampa Florida Sports Authority Revenue-County
  Interlocal Payments 5.00% 10/1/28 ....................   500,000       487,775
Village Center Community Development District Florida
  Recreational Revenue Series A
  5.50% 11/1/10 (MBIA)  ................................   750,000       815,130
Village Center Community Development District
  Recreational, Refunding Series A
  5.00% 11/1/21  .......................................   750,000       732,780
                                                                     -----------
                                                                       4,095,606
                                                                     -----------
Total Municipal Bonds
  (cost $11,497,675)  ..................................              12,064,352
                                                                     -----------
                                                           NUMBER OF
                                                             SHARES
                                                           ---------
SHORT-TERM INVESTMENTS - 2.50%
Norwest Advantage Municipal Money
  Market Fund ..........................................   319,225       319,225
                                                                     -----------
Total Short-Term Investments (cost $319,225) ...........                 319,225
                                                                     -----------

TOTAL MARKET VALUE OF SECURITIES OWNED - 97.10%
  (COST $11,816,900)  ..................................             $12,383,577
RECEIVABLES AND OTHER ASSETS NET OF LIABILITES - 2.90%..                 370,062
                                                                     -----------
NET ASSETS APPLICABLE TO 1,149,734 SHARES
  ($.01 PAR VALUE) OUTSTANDING - 100.00% ...............             $12,753,639
                                                                     ===========

NET ASSET VALUE - TAX-FREE FLORIDA FUND A CLASS
  ($9,380,048/845,762 SHARES).....................................        $11.09
                                                                          ======
NET ASSET VALUE - TAX-FREE FLORIDA FUND B CLASS
  ($2,996,565/269,980 SHARES).....................................        $11.10
                                                                          ======
NET ASSET VALUE - TAX-FREE FLORIDA FUND C CLASS
  ($377,026/33,992 SHARES)........................................        $11.09
                                                                          ======

AMBAC - Insured by the AMBAC Indemnity Corporation
AMT   - Alternative Minimum Tax
FGIC  - Insured by the Financial Guaranty Insurance Company
FHA   - Insured by the Federal Housing Authority
FSA   - Insured by the Financial Security Assurance
MBIA  - Insured by the Municipal Bond Insurance Association
VA    - Insured by the Veterans Administration

COMPONENTS OF NET ASSETS AT JUNE 30, 1998:
Common Stock, $.01 par value, 10,000,000,000 shares authorized to the Fund with 1,000,000,000 shares allocated to Tax-Free
  Florida Fund A Class, 1,000,000,000 shares allocated to Tax-Free
  Florida Fund B Class, and 1,000,000,000 allocated to Tax-Free
  Florida Fund C Class............................................   $12,170,487
Accumulated net realized gain on investments......................        16,475
Net unrealized appreciation of investments........................       566,677
                                                                     -----------
Total Net Assets..................................................   $12,753,639
                                                                     ===========

NET ASSET VALUE AND OFFERING PRICE FOR
  VOYAGEUR TAX-FREE FLORIDA FUND A CLASS
Net asset value per share (A).....................................        $11.09
Sales charge (3.75% of offering price or 3.88% of
  amount invested per share) (B)..................................           .43
                                                                          ------
Offering Price....................................................        $11.52
                                                                          ======
---------
(A) Net asset value per share illustrated is the estimated amount which would be paid upon the redemption or repurchase of shares
(B) See How to Buy Shares in the current Prospectus for purchases of $100,000 or more for Voyageur Tax-Free Florida Fund A Class

                            See accompanying notes

12  for tax-exempt income


VOYAGEUR INVESTMENT TRUST
DELAWARE-VOYAGEUR TAX - FREE FLORIDA INSURED FUND
STATEMENT OF NET ASSETS
JUNE 30, 1998 (UNAUDITED)
--------------------------------------------------------------------------------
                                                        PRINCIPAL       MARKET
                                                          AMOUNT         VALUE
                                                       -------------------------
MUNICIPAL BONDS - 99.07%
CERTIFICATES OF PARTICIPATION - 6.84%
Brevard County School Board
  5.50% 7/1/21 (AMBAC)  ............................   $ 4,000,000   $ 4,114,560
Palm Beach County School Board, Inverse Floating
  Certificate 6.92% 8/1/15 (AMBAC) .................     5,875,000     6,349,465
                                                                     -----------
                                                                      10,464,025
                                                                     -----------
GENERAL OBLIGATION BONDS - 3.93%
Florida Board of Education
  6.10% 6/1/24 (FSA)  ..............................     5,500,000     6,006,495
                                                                     -----------
                                                                       6,006,495
                                                                     -----------
HOSPITAL REVENUE BONDS - 17.09%
Alachua County Health Facilities Shands Teaching
  Hospital-Series A 5.80% 12/1/26 (MBIA) ...........     5,000,000     5,317,150
Hillsborough County-Tampa General Hospital
  6.375% 10/1/13 (FSA)  ............................     3,600,000     3,961,548
Indian River County Hospital District
  6.10% 10/1/18 (FSA)  .............................     3,000,000     3,288,180
Lee County Hospital Board-Lee Memorial Hospital
  6.35% 3/26/20 (MBIA)  ............................    10,000,000    10,885,000
Tallahassee Health Facilities-Tallahassee Memorial
  Regional Medical Center Series B
  6.00% 12/1/15 (MBIA)  ............................     2,500,000     2,699,925
                                                                     -----------
                                                                      26,151,803
                                                                     -----------
HOUSING REVENUE BONDS - 19.81%
Florida Housing Finance Agency Riverfront
  Apartments Section 8-Series A AMT
  6.25% 4/1/37 (AMBAC)  ............................     1,000,000     1,065,110
Florida Housing Finance Agency Mariner Club
  Apartments-Series K-1 AMT
  6.25% 9/1/26 (AMBAC)  ............................     2,000,000     2,157,300
Florida Housing Finance Agency Mariner Club
  Apartments-Series K-1 AMT
  6.375% 9/1/36 (AMBAC)  ...........................     3,500,000     3,783,605
Florida State Housing Finance Agency Crossings
  Indian Run Apartments HUD-Series V AMT Letter of
  Credit First National Bank of North Carolina
  6.10% 12/1/26 (AMBAC)  ...........................       750,000       791,933
Florida State Housing Finance Agency Crossings
  Indian Run Apartments HUD-Series V AMT Letter of
  Credit First Union National Bank of North Carolina
  6.20% 12/1/36 (AMBAC)  ...........................     1,790,000     1,896,863
Florida State Housing Finance Agency Landings At
  Sea Forest Apartments FHA-Series T AMT Letter of
  Credit First Union National Bank of North Carolina
  6.05% 12/1/36 (AMBAC)  ...........................       700,000       742,098
Florida State Housing Finance Agency Landings at
  Sea Forest Apartments FHA Series T AMT Letter of
  Credit First National Bank of North Carolina
  5.85% 12/1/18 (AMBAC)  ...........................       500,000       524,600

                                                        PRINCIPAL       MARKET
                                                          AMOUNT         VALUE
                                                       -------------------------

MUNICIPAL BONDS (CONTINUED)
HOUSING REVENUE BONDS (CONTINUED)
Florida State Housing Finance Agency Leigh
  Meadows Apartments Section 8 Series N AMT
  Letter of Credit First Union National Bank of
  North Carolina 6.20% 9/1/26 (AMBAC) ..............   $ 2,765,000   $ 2,938,117
Florida State Housing Finance Agency Leigh
  Meadows Apartments Section 8 Series N AMT
  Letter of Credit First Union National Bank of
  North Carolina 6.30% 9/1/36 (AMBAC) ..............     2,000,000     2,132,640
Florida State Housing Finance Agency Woodbridge
  Apartments Series L AMT Letter of Credit First
  Union National Bank of North Carolina
  6.15% 12/1/26 (AMBAC) ............................     1,750,000     1,854,738
Florida State Housing Finance Agency Woodbridge
  Apartments Series L AMT Letter of Credit First
  Union National Bank of North Carolina
  6.25% 6/1/36 (AMBAC) .............................     2,000,000     2,127,260
Florida State Housing Finance Agency Spinnaker
  Cove Apartments FHA Series G AMT Letter of
  Credit First Union National Bank of North Carolina
  6.50% 7/1/36 (AMBAC) .............................       500,000       540,415
Florida State Housing Finance Agency Sterling
  Palms Apartments Series D-1 AMT Letter of Credit
  First Union National Bank of North Carolina
  6.30% 12/1/16 (AMBAC) ............................     1,000,000     1,081,770
Florida State Housing Finance Agency Sterling
  Palms Apartments Series D-1 AMT Letter of Credit
  First Union National Bank of North Carolina
  6.40% 12/1/26 (AMBAC) ............................     1,500,000     1,614,975
Florida State Housing Finance Agency Sterling
  Palms Apartments Series D-1 AMT Letter of Credit
  First Union National Bank of North Carolina
  6.50% 6/1/36 (AMBAC) .............................     6,540,000     7,064,900
                                                                     -----------
                                                                      30,316,324
                                                                     -----------
*PRE-REFUNDED BONDS - 15.73%
 Coral Springs Franchise
   6.10% 9/1/13-03 (AMBAC) .........................     1,340,000     1,470,851
 Florida State Turnpike Authority
   6.30% 7/1/12-02 (FGIC) ..........................     2,000,000     2,179,600
 Manatee County School Board
   6.125% 7/1/16-06 (MBIA) .........................     2,000,000     2,272,960
 North Port Utilities System
   6.15% 10/1/09-02 (FGIC) .........................     1,500,000     1,645,455
 North Port Utilities System
   6.25% 10/1/22-02 (FGIC) .........................     5,000,000     5,504,100
 Port St Lucie Utility System
   6.00% 9/1/24-04 (FGIC) ..........................     5,000,000     5,483,200
 Sunrise Utility System Series A
   5.75% 10/1/26-06 (AMBAC) ........................     5,000,000     5,514,900
                                                                     -----------
                                                                      24,071,066
                                                                     -----------
                                                       for tax-exempt income  13

--------------------------------------------------------------------------------
                                                        PRINCIPAL       MARKET
                                                          AMOUNT         VALUE
                                                       -------------------------

MUNICIPAL BONDS (CONTINUED)
TRANSPORTATION REVENUE BONDS - 9.47%
Canaveral Port Authority 6.00%
  6/1/12 (FGIC)  ...................................   $ 1,000,000   $ 1,068,880
Florida State Turnpike Authority Turnpike Revenue
  Municipal Securities Trust
  5.23% 7/1/12 (FGIC)  .............................    10,000,000    10,327,600
Orlando & Orange County Expressway Authority
  Florida Expressway Revenue Municipal Securities
  Trust 5.23% 7/1/12 (AMBAC) .......................     3,000,000     3,092,460
                                                                     -----------
                                                                      14,488,940
                                                                     -----------
WATER & SEWER REVENUE BONDS - 6.96%
Coral Springs Water & Sewer-Series A
  6.00% 9/1/10 (FGIC)  .............................     1,000,000     1,071,700
Jupiter Water-Series A
  6.25% 10/1/12 (AMBAC)  ...........................     2,000,000     2,146,560
Lee County Industrial Development Authority Bonita
  Springs Utilities Project AMT
  5.75% 11/1/10 (MBIA)  ............................     1,480,000     1,592,672
Lee County Industrial Development Authority Bonita
  Springs Utilities Project AMT
  5.80% 11/1/11(MBIA)  .............................     1,325,000     1,429,582
Miramar Wastewater Improvement
  6.75% 10/1/25 (FGIC)  ............................     2,425,000     2,750,047
Titusville Water & Sewer
  6.20% 10/1/14 (MBIA)  ............................     1,500,000     1,655,745
                                                                     -----------
                                                                      10,646,306
                                                                     -----------
UTILITY REVENUE BONDS - 0.71%
New Smyrna Beach Utilities Commission
  6.00% 10/1/13 (FGIC)  ............................     1,000,000     1,079,900
                                                                     -----------
                                                                       1,079,900
                                                                     -----------
OTHER REVENUE BONDS - 18.53%
Collier County Capital Improvement Sales Tax
  5.75% 10/1/13 (FGIC)  ............................     1,000,000     1,068,300
Dade County Special Obligation Series B
  5.00% 10/1/35 (AMBAC)  ...........................     4,000,000     3,843,120
Florida State Division Board of Finance Department
  of General Services Department of Environmental
  Resources-Preservation 2000-Series A
  5.75% 7/1/13 (AMBAC)  ............................    10,000,000    10,741,400
Jupiter Sales Tax 6.375% 9/1/20 (AMBAC) ............     2,500,000     2,694,550
Marion County Public Improvement Sales Tax
  6.125% 12/1/08 (MBIA)  ...........................     1,000,000     1,079,220
Nassau County Optional Gas Tax-Fuel Sales Tax
  6.00% 3/1/09 (FGIC)  .............................     1,000,000     1,069,490
Ocala Optional Gas Tax-Fuel Sales Tax
  6.00% 12/1/09 (AMBAC)  ...........................     1,000,000     1,074,540
Osceola County Celebration Community Development
  District Assessment 6.10% 5/1/16 (MBIA) ..........     1,000,000     1,086,180
Osceola County Enterprise Community Development
  District-Special Assessment
  6.10% 5/1/16 (MBIA)  .............................     1,000,000     1,086,180

                                                        PRINCIPAL       MARKET
                                                          AMOUNT         VALUE
                                                       -------------------------

MUNICIPAL BONDS (CONTINUED)
OTHER REVENUE BONDS (CONTINUED)
Palm Beach Solid Waste Authority
  6.00% 12/1/07 (MBIA)..............................   $1,000,000   $  1,091,360
Palm Beach Solid Waste Authority
  6.25% 12/1/08 (MBIA)..............................    2,000,000      2,198,420
Pembroke Pines Capital Improvement
  5.95% 10/1/20 (AMBAC).............................    1,225,000      1,325,254
                                                                    ------------
                                                                      28,358,014
                                                                    ------------
Total Municipal Bonds
  (cost $138,798,216)...............................                 151,582,873
                                                                    ------------
TOTAL MARKET VALUE OF SECURITIES OWNED - 99.07%
  (COST $138,798,216)......................................         $151,582,873
RECEIVABLES AND OTHER ASSETS
  NET OF LIABILITIES - 0.93%...............................            1,419,494
                                                                    ------------
NET ASSETS APPLICABLE TO 13,548,365 SHARES
  ($.01 PAR VALUE) OUTSTANDING - 100.00%...................         $153,002,367
                                                                    ============
NET ASSET VALUE - TAX FREE FLORIDA INSURED FUND A CLASS
  ($149,211,734 / 13,212,614 SHARES).......................               $11.29
                                                                          ======
NET ASSET VALUE - TAX FREE FLORIDA INSURED FUND B CLASS
  ($3,790,633 / 335,751 SHARES)............................               $11.29
                                                                          ======

---------
*For prerefunded bonds, the stated maturity is followed by the year in which each bond is pre-refunded.

AMBAC - Insured by the Ambac Indemnity Corporation
AMT   - Alternative Minimum Tax
FGIC  - Insured by the Financial Guaranty Insurance Company
FSA   - Insured by the Financial Security Assurance
MBIA  - Insured by the Municipal Bond Insurance Association

COMPONENTS OF NET ASSETS AT JUNE 30, 1998:
Common stock, $.01 par value, unlimited shares authorized to
  the Tax-Free Florida Insured Fund........................        $150,300,799
Accumulated net realized loss on investments...............         (10,083,089)
Net unrealized appreciation of investments.................          12,784,657
                                                                   ------------
Total net assets...........................................        $153,002,367
                                                                   ============

NET ASSET VALUE AND OFFERING PRICE FOR TAX FREE FLORIDA
  INSURED FUND A CLASS
Net asset value per share (A)..............................              $11.29
Sales charge (3.75% of offering price or 3.90% of
      amount invested per share) (B).......................                0.44
                                                                         ------
Offering price.............................................              $11.73
                                                                         ======
---------
(A) Net asset value per share illustrated is the estimated amount which would be paid upon the redemption or repurchase of shares.
(B) See How to Buy Shares in the current Prospectus for purchases of $100,000 or more for Tax Free Florida Insured Fund Class A.

                            See accompanying notes

14  for tax-exempt income

VOYAGEUR INVESTMENT TRUST II
DELAWARE-VOYAGEUR TAX-FREE FLORIDA INTERMEDIATE FUND
STATEMENT OF NET ASSETS
JUNE 30, 1998 (UNAUDITED)
--------------------------------------------------------------------------------

                                                          PRINCIPAL    MARKET
                                                            AMOUNT     VALUE
                                                          --------------------
MUNICIPAL BONDS - 88.29%
CERTIFICATES OF PARTICIPATION - 5.64%
Volusia County School Board Certificates of
  Participation Florida Master Lease Program
  10.00% 8/1/00 (FSA)..................................   $200,000   $224,110
                                                                     --------
                                                                      224,110
                                                                     --------
CONTINUING CARE/RETIREMENT REVENUE BONDS - 16.91%
Jacksonville Health Facilities Authority, National
  Benevolent Association Cypress Village Project-
  Series A 6.00% 12/1/09...............................    100,000    107,608
Palm Beach County Florida Health Facilities Authority
  Waterford Project 5.30% 10/1/07......................    300,000    303,513
Sarasota Health Facility Authority Sunnyside
  Properties 5.50% 5/15/01.............................     50,000     51,230
Sarasota Health Facilities Authority-Sunnyside
  Properties 6.00% 5/15/10.............................    200,000    209,530
                                                                     --------
                                                                      671,881
                                                                     --------
HIGHER EDUCATION REVENUE BONDS - 5.48%
Pinellas County Educational Facilities Authority-
  Clearwater Christian College Private Placement
  8.00% 2/1/11.........................................    200,000    217,904
                                                                     --------
                                                                      217,904
                                                                     --------
HOSPITAL REVENUE BONDS - 3.99%
Martin County Health Facilities Authority-Memorial
  Medical Center-Series B
  5.25% 11/15/07 (MBIA)................................    150,000    158,513
                                                                     --------
                                                                      158,513
                                                                     --------
HOUSING REVENUE BONDS - 9.27%
Clearwater, Florida Housing Authority Revenue-
  Affordable Housing Acquired Progress
  4.95% 6/1/07.........................................    150,000    155,012
Florida Housing Finance Authority Homeowners
  Mortgage-Series 3 AMT
  5.80% 1/1/10 (FHA/VA)................................    200,000    213,606
                                                                     --------
                                                                      368,618
                                                                     --------
*PRE-REFUNDED BONDS/ESCROWED TO MATURITY - 7.56%
Florida State Board of Education Capital Outlay
  Series A 4.44% 6/1/12-01.............................     50,000     20,252
Leon County Capital Improvement 5.75%
  10/1/03 (MBIA).......................................     50,000     53,727
Sunrise Utilities System 10.25%
  10/1/13-00 (AMBAC)...................................    200,000    226,460
                                                                     --------
                                                                      300,439
                                                                     --------

                                                         PRINCIPAL     MARKET
                                                           AMOUNT      VALUE
                                                         ---------------------

MUNICIPAL BONDS (CONTINUED)
SPECIAL ASSESSMENT BONDS - 2.67%
St. Lucie County Special Assessment-South
  Hutchinson Island (Asset Guaranty)
  5.60% 11/1/09........................................  $100,000   $  106,183
                                                                    ----------
                                                                       106,183
                                                                    ----------
TRANSPORTATION REVENUE BONDS - 13.77%
Dunes Community Development District-Intracoastal
  Waterway Bridge (Guarantor: ITT Industries
  Corporation) 5.50% 10/1/07...........................   175,000      182,298
Hillsborough County Port District-Tampa Port Authority-
  Series A 5.10% 6/1/03 (FSA)..........................   175,000      182,312
Jacksonville Port Authority
  7.625% 11/1/02 (MBIA)................................   160,000      182,485
                                                                    ----------
                                                                       547,095
                                                                    ----------
UTILITY REVENUE BONDS - 2.62%
Puerto Rico Electric Power Authority Revenue
  Series O 6.80% 7/1/00................................    100,000     104,241
                                                                    ----------
                                                                       104,241
                                                                    ----------
WASTE DISPOSAL REVENUE BONDS - 5.21%
Dade County Solid Waste Special Obligation
  5.125% 10/1/10 (AMBAC)...............................    200,000     207,166
                                                                    ----------
                                                                       207,166
                                                                    ----------
WATER & SEWER REVENUE BONDS - 4.66%
  Kissimmee Suburban Water and Sewer System
  5.80% 10/1/02 (AMBAC)................................    175,000     185,082
                                                                    ----------
                                                                       185,082
                                                                    ----------
OTHER REVENUE BONDS - 10.51%
Jacksonville Excise Tax-Series B AMT
  5.50% 10/1/07 (FGIC).................................    200,000     208,798
Port Palm Beach District-Series B
  AMT 5.40% 9/1/10 (MBIA)..............................    200,000     209,095
                                                                    ----------
                                                                       417,893
                                                                    ----------
Total Municipal Bonds (cost $3,351,193)................              3,509,125
                                                                    ----------

                                                          NUMBER OF
                                                           SHARES
                                                          ---------
SHORT-TERM INVESTMENTS - 9.78%
Dreyfus Municipal Money Market Fund....................    189,768     189,768
Norwest Advantage Municipal
  Money Market Fund....................................    198,783     198,783
                                                                    ----------
Total Short Term Investments
  (cost $388,551)......................................                388,551
                                                                    ----------
                                                       for tax-exempt income  15

--------------------------------------------------------------------------------

TOTAL MARKET VALUE OF SECURITIES OWNED - 98.07%
  (COST $3,739,744)...................................               $3,897,676
RECEIVABLES AND OTHER ASSETS
  NET OF LIABILITIES - 1.93%..........................                   76,787
                                                                     ----------
NET ASSETS APPLICABLE TO 372,955 SHARES
  ($.01 PAR VALUE) OUTSTANDING - 100.00%..............               $3,974,463
                                                                     ==========

NET ASSET VALUE - TAX-FREE FLORIDA INTERMEDIATE FUND
  A CLASS ($3,090,079 / 289,967 SHARES)...............                   $10.66
                                                                         ======
NET ASSET VALUE - TAX-FREE FLORIDA INTERMEDIATE FUND
  B CLASS ($828,893 / 77,779 SHARES)..................                   $10.66
                                                                         ======
NET ASSET VALUE - TAX-FREE FLORIDA INTERMEDIATE FUND
  C CLASS ($55,491 / 5,209 SHARES)....................                   $10.65
                                                                         ======
---------
*For Pre-Refunded Bonds, the stated maturity is followed by the year in which each bond is pre-refunded.

AMBAC - Insured by the AMBAC Indemnity Corporation
AMT   - Alternative Minimum Tax
FGIC  - Insured by the Financial Guaranty Insurance Company
FHA   - Insured by the Federal Housing Authority
FSA   - Insured by the Financial Security Assurance
MBIA  - Insured by the Municipal Bond Insurance Association
VA    - Insured by the Veterans Administration

COMPONENTS OF NET ASSETS AT JUNE 30,1998:
Common stock, $.01 par value, unlimited shares authorized
  to the Tax-Free Florida Intermediate Fund................           $3,802,140
Accumulated net realized gain on investments...............               14,391
Net unrealized appreciation of investments.................              157,932
                                                                      ----------
Total net assets...........................................           $3,974,463
                                                                      ==========

NET ASSET VALUE AND OFFERING PRICE FOR VOYAGEUR TAX-FREE
  FLORIDA INTERMEDIATE FUND A CLASS
Net asset value per share (A)..............................               $10.66
Sales charge (2.75% of offering price or 2.81%
  of amount invested per share (B).........................                 0.30
                                                                          ------
Offering Price.............................................               $10.96
                                                                          ======

---------
(A) Net asset value per share illustrated is the estimated amount which would be paid upon the redemption or repurchase of shares.
(B) See How to Buy Shares in the current Prospectus for purchases of $100,000 or more for Tax Free Florida Intermediate Fund Class A.

                            See accompanying notes

VOYAGEUR MUTUAL FUNDS, INC.
DELAWARE-VOYAGEUR TAX-FREE NEW YORK
STATEMENT OF NET ASSETS
JUNE 30, 1998
(UNAUDITED)
--------------------------------------------------------------------------------
                                                      PRINCIPAL      MARKET
                                                        AMOUNT        VALUE
                                                      ----------------------

MUNICIPAL BONDS - 98.45%
CITY REVENUE BONDS - 4.48%
New York, New York Series C
  5.375% 11/15/27.................................     $450,000   $  452,057
                                                                  ----------
                                                                     452,057
                                                                  ----------
HIGHER EDUCATION REVENUE BONDS - 15.10%
New York State Dorm Authority
  Revenues Chapel Oaks 5.45% 7/1/26...............      450,000      455,130
New York State University Dorm Authority Revenue
  Pooled Capital Program
  7.80% 12/1/05 (FGIC)............................      561,000      578,851
New York State University Dorm Authority Revenue
  State University 7.50% 5/15/11 .................      400,000      487,560
                                                                  ----------
                                                                   1,521,541
                                                                  ----------
HOSPITAL REVENUE BONDS - 8.67%
New York State Dormitory Authority Revenue-
  Millard Fillmore Hospital FHA
  5.38% 2/1/32 (AMBAC)............................      450,000      455,787
New York State Medical Care Facility Finance
  Agency Revenue-Mental Health
  7.70% 2/15/18...................................      145,000      148,448
New York State University Dormitory Authority
  Revenue-Mental Health 5.90% 2/15/12.............      250,000      269,830
                                                                  ----------
                                                                     874,065
                                                                  ----------
HOUSING REVENUE BONDS - 4.14%
New York State Mortgage Agency Revenue Homeowner
  Series BB2 7.85% 10/1/08 (FHA) .................      410,000      417,150
                                                                  ----------
                                                                     417,150
                                                                  ----------
INDUSTRIAL DEVELOPMENT REVENUE BONDS - 9.30%
New York City Industrial Development Agency
  Brooklyn Navy Yard Cogen Partners
  5.75% 10/1/36...................................      450,000      459,072
New York City Industrial Development Agency-
  Northwest Airlines-6.00% 6/1/27 (AMT)...........      450,000      478,490
                                                                  ----------
                                                                     937,562
                                                                  ----------
LEASE REVENUE BONDS - 5.39%
New York State Thruway Authority Service
  Contract Revenue-Local Highway & Bridge
  6.25% 4/1/14....................................      500,000      542,795
                                                                  ----------
                                                                     542,795
                                                                  ----------
*PRE-REFUNDED BONDS - 30.85%
Babylon Industrial Development Agency Resource
  Recovery (Ogden Martin) Series B
  8.10% 1/1/00-98.................................      290,000      298,700
Babylon Industrial Development Agency
  Resource Recovery (Odgen Martin) Series C
  8.50% 1/1/19-98.................................      405,000      417,150
Municipal Assistance Corporation For
  the City of New York 7.625% 7/1/08-99...........      250,000      264,360

16  for tax-exempt income

--------------------------------------------------------------------------------
                                                         PRINCIPAL     MARKET
                                                          AMOUNT       VALUE
                                                        ----------  -----------
  MUNICIPAL BONDS (CONTINUED)
 *PRE-REFUNDED BONDS (CONTINUED)
  New York City General Obligation Series F
    8.25% 11/15/17-01..................................   $690,000   $  790,305
  New York State Local Government Assistance
    Corporation-Series B 7.50% 4/1/30-01...............    600,000      664,626
  New York State Urban Development Corporation
    Revenue-Correctional Facilities
    7.38% 1/1/18-02....................................    600,000      674,268
                                                                     ----------
                                                                      3,109,409
                                                                     ----------

  TERRITORIAL REVENUE BONDS - 2.00%
  Puerto Rico Public Buildings Authority Revenue
    Guaranteed Government Facilities-Series B
    5.25% 7/1/21.......................................    200,000      201,660
                                                                     ----------
                                                                        201,660
                                                                     ----------
  TRANSPORTATION REVENUE BONDS - 11.62%
  Metropolitan Transportation Authority New York
    Service Contract-Commuter Facilities-Series 0
    5.75% 7/1/13.......................................    400,000      438,472
  Metropolitan Transportation Authority New York
    Transportation Facilities Revenue Series B
    4.75% 7/1/26.......................................    250,000      234,555
  Puerto Rico Commonwealth Highway & Transportation
    Authority Highway Revenue-Series Y
    5.50% 7/1/36.......................................    475,000      498,337
                                                                     ----------
                                                                      1,171,364
                                                                     ----------
  WATER & SEWER REVENUE BONDS - 4.72%
  New York City Water Finance Series 97B
    5.75% 6/15/29......................................    450,000      475,808
                                                                     ----------
                                                                        475,808
                                                                     ----------
  OTHER REVENUE BONDS - 2.18%
  United Nations Development Corporation Senior Lien
    Series A 6.00% 7/1/12..............................    200,000      219,768
                                                                     ----------
                                                                        219,768
                                                                     ----------
  TOTAL MUNICIPAL BONDS (COST $9,258,095 ).............               9,923,179
                                                                     ----------

                                                          NUMBER OF
                                                           SHARES
                                                          ---------
  SHORT-TERM INVESTMENTS - 2.15%
  Norwest Advantage Municipal
    Money Market Fund..................................    216,812      216,812
                                                                     ----------
  Total Short-Term Investments
    (cost $ 216,812)...................................                 216,812
                                                                     ----------

TOTAL MARKET VALUE OF SECURITIES OWNED - 100.60%
  (COST $9,474,907).......................................          $10,139,991
LIABILITIES NET OF RECEIVABLES
  AND OTHER ASSETS - (0.60)%..............................              (60,394)
                                                                    -----------
NET ASSETS APPLICABLE TO 951,116 SHARES
  ($.01 PAR VALUE) OUTSTANDING - 100.00%..................          $10,079,597
                                                                    ===========

NET ASSET VALUE - TAX-FREE NEW YORK FUND A CLASS
  ($9,729,323 / 917,991 SHARES)...........................               $10.60
                                                                         ======
NET ASSET VALUE - TAX-FREE NEW YORK FUND B CLASS
  ($293,167 / 27,724 SHARES)..............................               $10.57
                                                                         ======
NET ASSET VALUE - TAX-FREE NEW YORK FUND C CLASS
  ($57,107 / 5,401 SHARES)................................               $10.57
                                                                         ======

---------
* For pre-Refunded Bonds, the stated maturity is followed by the year in which each bond is pre-refunded

AMBAC - Insured by the AMBAC Indemnity Corporation
AMT   - Alternative Minimum Tax
FGIC  - Insured by the Financial Guaranty Insurance Company
FHA   - Insured by the Federal Housing Authority

COMPONENTS OF NET ASSETS AT JUNE 30, 1998
Common stock, $.01 par value, 100,000,000,000
  shares authorized to the Fund with 10,000,000,000
  shares allocated to Tax-Free New York Fund A Class,
  10,000,000,000 shares allocated to Tax-Free
  New York Fund B Class, and 10,000,000,000
  shares allocated to Tax-Free New York Fund C Class.....           $ 9,396,634
Accumulated net realized gain on investments.............                17,879
Net unrealized appreciation of investments...............               665,084
                                                                    -----------
Total Net Assets.........................................           $10,079,597
                                                                    ===========

NET ASSETS VALUE AND OFFERING PRICE FOR TAX-FREE
  NEW YORK FUND A CLASS
Net asset value per share (A)............................                $10.60
Sales charge (3.75% of offering price or 3.87% of
  amount invested per share)(B)..........................                   .41
                                                                         ------
Offering price..................................................         $11.01
                                                                         ======

---------
(A) Net asset value per share illustrated is the estimated amount which would be paid upon the redemption or repurchase of shares.
(B) See How to Buy Shares in the current Prospectus for purchases of $100,000 or more for Voyageur Tax-Free New York Fund Class A.

                            See accompanying notes
                                                       for tax-exempt income  17

STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 1998 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                TAX-FREE      TAX-FREE FLORIDA   TAX-FREE FLORIDA       TAX-FREE
                                                               FLORIDA FUND     INSURED FUND     INTERMEDIATE FUND    NEW YORK FUND
                                                               --------------------------------------------------------------------
INVESTMENT INCOME:
Interest...................................................      $320,008        $4,445,291           $98,328           $306,309
                                                                 --------        ----------           -------           --------

EXPENSES:
Management fees............................................        28,233           400,981             7,643             24,694
Distribution expense.......................................        24,532           214,428             7,049             13,668
Dividend disbursing and transfer agent fees and expenses...         2,322            65,259             3,474              4,625
Registration fees..........................................         1,254            15,230               543              4,505
Reports and statements to shareholders.....................         3,900            15,210               619              1,840
Accounting and administration..............................         2,022            39,207               944              2,690
Custodian fees.............................................         1,740            12,500               150              1,850
Professional fees..........................................         5,700            32,313             1,228                397
Taxes (other than taxes on income).........................           200            11,507               100                960
Directors' fees............................................           360             1,489             1,189                352
Amortization of organization expenses......................            --                --             4,607                 --
Other......................................................         2,288            73,837             1,083              1,200
                                                                 --------        ----------           -------           --------
                                                                   72,551           881,961            28,629             56,781
Less expenses waived or absorbed...........................       (30,514)         (176,127)           (8,928)            (6,072)
                                                                 --------        ----------           -------           --------
Total net expenses.........................................        42,037           705,834            19,701             50,709
                                                                 --------        ----------           -------           --------

NET INVESTMENT INCOME......................................       277,971         3,739,457            78,627            255,600
                                                                 --------        ----------           -------           --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments...........................        13,761         1,322,808            14,523             11,155
Net change in unrealized appreciation/depreciation of
  investments..............................................        48,405          (541,701)           (1,755)           (47,858)
                                                                 --------        ----------           -------           --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS.....        62,066           781,107            12,768            (36,703)
                                                                 --------        ----------           -------           --------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.......      $340,037        $4,520,564           $91,395           $218,897
                                                                 ========        ==========           =======           ========

                            See accompanying notes

18  for tax-exempt income

STATEMENT OF CHANGES IN NET ASSETS

                                             TAX-FREE FLORIDA         TAX-FREE FLORIDA INSURED
                                         --------------------------------------------------------
                                           SIX MONTHS      YEAR       SIX MONTHS         YEAR
                                             ENDED         ENDED         ENDED          ENDED
                                            6/30/98      12/31/97       6/30/98        12/31/97
                                          (UNAUDITED)                 (UNAUDITED)
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income.................... $   277,971  $   430,343   $  3,739,457   $  8,878,219
Net realized gain on investments.........      13,761       28,365      1,322,808      2,172,843
Net change in unrealized appreciation/
  depreciation of investments............      48,305      380,127       (541,701)     5,978,357
                                          -----------  -----------   ------------   ------------
Net increase in net assets
  resulting from operations..............     340,037      838,835      4,520,564     17,029,419
                                          -----------  -----------   ------------   ------------

DISTRIBUTION TO SHAREHOLDERS FROM:
Net investment income:
  A Class................................    (217,209)    (330,131)    (3,664,301)    (8,815,981)
  B Class................................     (55,227)    (100,213)       (75,155)      (165,230)
  C Class................................      (5,569)      (3,278)             -           (200)
                                          -----------  -----------   ------------   ------------
                                             (278,005)    (433,622)    (3,739,456)    (8,981,411)
                                          -----------  -----------   ------------   ------------
Net realized gain on investment
  transactions:
  A Class................................           -      (11,878)             -              -
  B Class................................           -       (4,598)             -              -
  C Class................................           -         (239)             -              -
                                          -----------  -----------   ------------   ------------
                                                    -      (16,715)             -              -
                                          -----------  -----------   ------------   ------------

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
  A Class................................   2,249,248    2,855,133      1,649,138      4,527,089
  B Class................................     885,314    1,142,910        338,363        820,580
  C Class................................     251,331      110,984             11         21,663
Net asset value of shares issued upon
  reinvestment of dividends from net
  investment income and net realized gain
  on security transactions:
  A Class................................      86,087      109,685      1,056,758      2,516,492
  B Class................................       9,592       18,887         25,833         49,154
  C Class................................       2,693        2,636              -            126
                                          -----------  -----------   ------------   ------------
                                            3,484,265    4,240,235      3,070,103      7,935,104
Cost of shares repurchased:               -----------  -----------   ------------   ------------
  A Class................................    (509,751)   1,502,655)   (16,352,797)   (44,980,021)
  B Class................................    (595,765)    (213,644)      (536,203)      (333,793)
  C Class................................     (11,000)           -              -        (22,065)
                                          -----------  -----------   ------------   ------------
                                           (1,116,516)  (1,716,299)   (16,889,000)   (45,335,879)
                                          -----------  -----------   ------------   ------------
Increase (decrease) in net assets derived
  from capital share transactions........   2,367,749    2,523,936    (13,818,897)   (37,400,775)
                                          -----------  -----------   ------------   ------------
NET INCREASE (DECREASE) IN NET ASSETS: ..   2,429,781    2,912,434    (13,037,789)   (29,352,767)

NET ASSETS:
Beginning of period......................  10,323,858    7,411,424    166,040,156    195,392,923
                                          -----------  -----------   ------------   ------------
End of period............................ $12,753,639  $10,323,858   $153,002,367   $166,040,156
                                          ===========  ===========   ============   ============

[RESTUBBED FROM ABOVE]


                                         TAX-FREE FLORIDA INTERMEDIATE    TAX-FREE NEW YORK FUND
                                         -------------------------------------------------------
                                             SIX MONTHS     YEAR         SIX MONTHS       YEAR
                                               ENDED        ENDED          ENDED         ENDED
                                                6/30/98    12/31/97       6/30/98       12/31/97
                                             (UNAUDITED)                (UNAUDITED)
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income....................   $   78,627    $  172,179    $   255,600   $  556,331
Net realized gain on investments.........       14,523         6,838         11,155      187,711
Net change in unrealized appreciation/
  depreciation of investments............       (1,755)       94,815        (47,858)     (71,772)
                                            ----------    ----------    -----------   ----------
Net increase in net assets
  resulting from operations..............       91,395       273,832        218,897      672,270
                                            ----------    ----------    -----------   ----------

DISTRIBUTION TO SHAREHOLDERS FROM:
Net investment income:
  A Class................................      (61,977)     (150,385)      (249,628)    (548,002)
  B Class................................      (15,729)      (39,036)        (4,884)      (8,649)
  C Class................................         (956)       (2,258)        (1,254)      (2,665)
                                            ----------    ----------    -----------   ----------
                                               (78,662)     (191,679)      (255,766)    (559,316)
                                            ----------    ----------    -----------   ----------
Net realized gain on investment
  transactions:
  A Class................................            -        (6,599)             -     (154,974)
  B Class................................            -        (1,912)             -       (2,715)
  C Class................................            -          (115)             -         (902)
                                            ----------    ----------    -----------   ----------
                                                     -        (8,626)             -     (158,591)
                                            ----------    ----------    -----------   ----------

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
  A Class................................      538,200       642,850        464,862      657,442
  B Class................................       20,041         8,000        137,662       72,748
  C Class................................            -             -              -            -
Net asset value of shares issued upon
  reinvestment of dividends from net
  investment income and net realized gain
  on security transactions:
  A Class................................       34,636        93,842        187,559      574,581
  B Class................................        8,371        21,850          3,955       10,758
  C Class................................            -             -          1,262        3,708
                                            ----------    ----------    -----------   ----------
                                               601,248       766,542        795,300    1,319,237
Cost of shares repurchased:                 ----------    ----------    -----------   ----------
  A Class................................     (656,238)     (787,624)      (449,482)  (1,671,287)
  B Class................................     (129,969)     (160,999)       (15,227)    (167,603)
  C Class................................            -             -              -         (236)
                                            ----------    ----------    -----------   ----------
                                              (786,207)     (948,623)      (464,709)  (1,839,126)
                                            ----------    ----------    -----------   ----------
Increase (decrease) in net assets derived
  from capital share transactions........     (184,959)     (182,081)       330,591     (519,889)
                                            ----------    ----------    -----------   ----------
NET INCREASE (DECREASE) IN NET ASSETS: ..     (172,226)     (108,554)       293,722     (565,526)

NET ASSETS:
Beginning of period......................    4,146,689     4,255,243      9,785,875   10,351,401
                                            ----------    ----------    -----------   ----------
End of period............................   $3,974,463    $4,146,689    $10,079,597   $9,785,875
                                            ==========    ==========    ===========   ==========

                            See accompanying notes
                                                       for tax-exempt income  19

FINANCIAL HIGHLIGHTS

Selected data for each share of the Fund outstanding throughout each period were as follows:


                                                                                 TAX-FREE FLORIDA FUND - CLASS A
                                                                  ------------------------------------------------------------------
                                                                   SIX MONTHS                                           PERIOD FROM
                                                                     ENDED        YEAR ENDED         YEAR ENDED         3/2/95(2) TO
                                                                  6/30/98(1)      12/31/97(4)         12/31/96            12/31/95
                                                                  (UNAUDITED)
Net asset value, beginning of period. . . . . . . . . .              $11.020         $10.520            $10.730            $10.000

Income from investment operations:
  Net investment income . . . . . . . . . . . . . . . .               0.270            0.591             0.590              0.470
  Net realized and unrealized gain (loss) on
    investments . . . . . . . . . . . . . . . . . . . .               0.080            0.523                 -              0.750
                                                                    -------         --------           -------            -------
  Total from investment operations. . . . . . . . . . .               0.350            1.114             0.380              1.220
                                                                    -------         --------           -------            -------

Less dividends and distributions:
  Dividends from net investment income. . . . . . . . .              (0.280)          (0.594)           (0.590)            (0.470)
  Distributions from net realized gain on investment
    transactions. . . . . . . . . . . . . . . . . . . .                   -           (0.020)                -             (0.020)
                                                                    -------         --------           -------            -------
  Total dividends and distributions . . . . . . . . . .              (0.280)          (0.614)           (0.590)            (0.490)
                                                                    -------         --------           -------            -------

Net asset value, end of period. . . . . . . . . . . . .             $11.090          $11.020           $10.520            $10.730
                                                                    =======          =======           =======            =======

Total Return(3) . . . . . . . . . . . . . . . . . . . .               3.22%           10.93%             3.74%             12.49%

Ratios and supplemental data:
  Net assets, end of period (000 omitted) . . . . . . .              $9,380           $7,506            $5,761             $4,421
  Ratio of expenses to average net assets . . . . . . .               0.56%            0.56%             0.33%              0.32%(5)
  Ratio of expenses to average net assets prior to
    expense limitation. . . . . . . . . . . . . . . . .               1.10%            1.11%             1.25%              1.25%(5)
  Ratio of net investment income to average net assets.               4.93%            5.53%             5.66%              5.26%(5)
  Ratio of net investment income to average net assets
    prior to expense limitation . . . . . . . . . . . .               4.39%            4.98%             4.74%              4.33%(5)
  Portfolio turnover. . . . . . . . . . . . . . . . . .                 28%              19%               70%                64%

---------
(1)  Ratios have been annualized and total return has not been annualized
(2)  Commencement of operations.
(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value \and does not reflect the impact of a sales charge.
(4) Commencing May 1, 1997, Delaware Management Company replaced Voyageur Fund Managers, Inc. as the fund's investment manager.
(5)  Annualized.

                            See accompanying notes

20 for tax-exempt income

--------------------------------------------------------------------------------
Selected data for each share of the Series outstanding throughout each period were as follows:

                                                                            TAX-FREE FLORIDA FUND - CLASS B
                                                     ----------------------------------------------------------------------------
                                                     SIX MONTHS
                                                        ENDED                                                         PERIOD FROM
                                                     6/30/98(1)          YEAR ENDED              YEAR ENDED          3/2/95(2) TO
                                                    (UNAUDITED)           12/31/97(4)             12/31/96             12/31/95
Net asset value, beginning of period .......          $11.030              $10.530                $10.730              $10.370

Income from investment operations:

  Net investment income ....................            0.268                0.527                  0.560                0.150
  Net realized and unrealized gain
  (loss) on investments ....................            0.042                0.531                 (0.200)               0.380
                                                      -------              -------                -------              -------
  Total from investment operations .........            0.310                1.058                  0.360                0.530
                                                      -------              -------                -------              -------
Less dividends and distributions:

  Dividends from net investment income .....           (0.240)              (0.538)                (0.560)              (0.150)

  Distributions from net realized gain
   on security transactions ................               --               (0.020)                    --               (0.020)
                                                      -------              -------                -------              -------
  Total dividends and distributions ........           (0.240)              (0.558)                (0.560)              (0.170)
                                                      -------              -------                -------              -------


Net asset value, end of period .............          $11.100              $11.030                $10.530              $10.730
                                                      =======              =======                =======              =======
Total Return(3) ............................            2.83%               10.35%                  3.51%                5.10%

Ratios and supplemental data:

  Net assets, end of period (000 omitted) ..           $2,997               $2,685                 $1,635                 $101
  Ratio of expenses to average net assets ..            1.31%                1.10%                  0.76%                0.44%(5)
  Ratio of expenses to average net
   assets prior to expense limitation ......            1.85%                1.65%                  2.00%                2.00%(5)

  Ratio of net investment income to
   average net assets ......................            4.88%                4.99%                  5.23%                4.88%(5)

  Ratio of net investment income to average
   net assets prior to expense limitation ..            4.34%                4.44%                  3.99%                3.32%(5)

  Portfolio turnover .......................              28%                  19%                    70%                  64%


                                                                                TAX-FREE FLORIDA FUND - CLASS C
                                                    ------------------------------------------------------------------------------
                                                    SIX MONTHS
                                                       ENDED                                                          PERIOD FROM
                                                     6/30/98(1)               YEAR ENDED         YEAR ENDED          4/22/95(2) TO
                                                    (UNAUDITED)               12/31/97(4)         12/31/96              12/31/95

Net asset value, beginning of period .......          $11.020                   $10.520           $10.730               $10.200

Income from investment operations:

  Net investment income ....................            0.271                     0.511             0.370                 0.330
  Net realized and unrealized gain
  (loss) on investments ....................            0.039                     0.521            (0.210)                0.560
                                                     --------                   -------           -------               -------
  Total from investment operations .........            0.310                     1.032             0.160                 0.890
                                                     --------                   -------           -------               -------
Less dividends and distributions:

  Dividends from net investment income .....           (0.240)                   (0.512)           (0.370)               (0.340)

  Distributions from net realized gain
   on security transactions ................               --                    (0.020)               --                (0.020)
                                                     --------                   -------           -------               -------
  Total dividends and distributions ........           (0.240)                   (0.532)           (0.370)               (0.360)
                                                     --------                   -------           -------               -------


Net asset value, end of period .............          $11.090                   $11.020           $10.520               $10.730
                                                      =======                   =======           =======               =======
Total Return(3) ............................            2.83%                    10.09%             2.97%                 8.88%

Ratios and supplemental data:

  Net assets, end of period (000 omitted) ..             $377                      $133               $16                    $9
  Ratio of expenses to average net assets ..            1.31%                     1.31%             1.15%                 1.11%(5)
  Ratio of expenses to average net
   assets prior to expense limitation ......            1.85%                     1.86%             2.00%                 2.00%(5)

  Ratio of net investment income to
   average net assets ......................            4.88%                     4.78%             4.83%                 4.57%(5)

  Ratio of net investment income to average
   net assets prior to expense limitation ..            4.34%                     4.23%             3.98%                 3.68%(5)

  Portfolio turnover .......................              28%                       19%               70%                   64%

-------------------

(1) Ratios have been annualized and total return has not been annualized.

(2) Commencement of operations

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value and does not reflect the impact of a sales charge.

(4) Commencing May 1, 1997, Delaware Management Company replaced Voyageur Fund Managers, Inc. as the fund's investment manager.

(5) Annualized.

                             See accompanying notes
                                                        for tax-exempt income 21

--------------------------------------------------------------------------------
Selected data for each share of the Series outstanding throughout each period were as follows:

                                                                         TAX-FREE FLORIDA INSURED FUND - CLASS A
                                                          --------------------------------------------------------------------------
                                                           SIX MONTHS                                         TWO MONTHS
                                                             ENDED      YEAR ENDED  YEAR ENDED   YEAR ENDED     ENDED     YEAR ENDED
                                                           6/30/98(1)   12/31/97(3)  12/31/96     12/31/95     12/31/94    10/31/94
                                                          (UNAUDITED)
Net asset value, beginning of period ...................     $11.240     $10.710      $10.940      $9.520       $9.640     $11.150

Income from investment operations:
   Net investment income ...............................       0.265       0.548        0.530       0.540        0.100       0.550
                                                            --------    --------     --------    --------     --------    --------
   Net realized and unrealized gain (loss)
    on investments .....................................       0.050       0.536       (0.230)      1.440       (0.120)     (1.460)
                                                            --------    --------     --------    --------     --------    --------
   Total from investment operations ....................       0.315       1.084        0.300       1.980       (0.020)     (0.910)
                                                            --------    --------     --------    --------     --------    --------

Less dividends and distributions:
   Dividends from net investment income ................      (0.265)     (0.554)      (0.530)     (0.560)      (0.090)     (0.540)
   Distributions from net realized gain
    on investment transactions .........................           -           -            -           -       (0.010)     (0.060)
                                                            --------    --------     --------    --------     --------    --------
   Total dividends and distributions ...................      (0.265)     (0.554)      (0.530)     (0.560)      (0.100)     (0.600)
                                                            --------    --------     --------    --------     --------    --------
Net asset value, end of period .........................     $11.290     $11.240      $10.710     $10.940       $9.520      $9.640
                                                            ========    ========     ========    ========     ========    ========
Total Return(2) ........................................       2.82%      10.42%        2.90%      21.22%       (0.11%)     (8.38%)

Ratios and supplemental data:
   Net assets, end of period (000 omitted) .............    $149,211    $162,097     $192,171    $242,425     $240,228    $259,702
   Ratio of expenses to average net assets .............       0.87%       0.79%        0.73%       0.51%        0.20%(4)    0.44%
   Ratio of expenses to average net assets
    prior to expense limitation ........................       1.09%       0.85%        0.96%       0.95%        1.06%(4)    0.96%
   Ratio of net investment income to average
    net assets .........................................       4.73%       5.07%        5.02%       5.24%        6.24%(4)    5.24%
   Ratio of net investment income to average
    net assets prior to expense limitation .............       4.51%       5.01%        4.79%       4.80%        5.38%(4)    4.72%
   Portfolio turnover ..................................         15%         15%          57%        101%           3%         49%

-------------
(1) Ratios have been annualized and total return has not been annualized.
(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value and does not reflect the impact of a sales charge.
(3) Commencing May 1, 1997, Delaware Management Company replaced Voyageur Fund Managers, Inc. as the fund's investment manager.
(4) Annualized.

                             See accompanying notes

22 for tax-exempt income

--------------------------------------------------------------------------------
Selected data for each share of the Series outstanding throughout each period were as follows:

                                                                            TAX-FREE FLORIDA INSURED FUND - CLASS B
                                                       ----------------------------------------------------------------------------
                                                       SIX MONTHS                                         TWO MONTHS   PERIOD FROM
                                                          ENDED     YEAR ENDED   YEAR ENDED   YEAR ENDED    ENDED     3/11/94(2) TO
                                                        6/30/98(1)  12/31/97(4)   12/31/96     12/31/95    12/31/94      10/31/94
                                                       (UNAUDITED)
Net asset value, beginning of period ...............      $11.230     $10.710      $10.940      $9.520       $9.630     $10.640

Income from investment operations:
   Net investment income ...........................        0.223       0.477        0.480       0.500        0.090       0.310
   Net realized and unrealized gain
    (loss) on investments ..........................        0.060       0.523       (0.230)      1.440       (0.110)     (1.010)
                                                          -------     -------      -------     -------       ------     -------
   Total from investment operations ................        0.283       1.000        0.250       1.940       (0.020)     (0.700)
                                                          -------     -------      -------     -------       ------     -------
Less dividends and distributions:
   Dividends from net investment income ............       (0.223)     (0.480)      (0.480)     (0.520)      (0.080)     (0.300)
   Distributions from net realized gain
    on investment transactions .....................            -           -            -           -       (0.010)     (0.010)
                                                          -------     -------      -------     -------       ------     -------
   Total dividends and distributions ...............       (0.223)     (0.480)      (0.480)     (0.520)      (0.090)     (0.310)
                                                          -------     -------      -------     -------       ------     -------

Net asset value, end of period .....................      $11.290     $11.230      $10.710     $10.940       $9.520      $9.630
                                                          =======     =======      =======     =======       ======      ======
Total Return(3) ....................................        2.53%       9.58%        2.40%      20.76%       (0.03%)     (6.69%)

Ratios and supplemental data:
   Net assets, end of period (000 omitted) .........       $3,791      $3,943       $3,222      $2,814       $1,477       $1,13(5)
   Ratio of expenses to average net assets .........        1.62%       1.46%        1.24%       0.89%        0.59%(5)    1.00%(5)
   Ratio of expenses to average net assets
    prior to expense limitation ....................        1.84%       1.52%        1.72%       1.68%        1.81%(5)    1.28%(5)
   Ratio of net investment income to average
    net assets .....................................        3.95%       4.40%        4.51%       4.80%        5.68%(5)    4.63%(5)
   Ratio of net investment income to average
    net assets prior to expense limitation .........        3.73%       4.34%        4.03%       4.01%        4.46%(5)    4.35%(5)
   Portfolio turnover ..............................          15%         15%          57%        101%           3%         49%

-----------------
(1) Ratios have been annualized and total return has not been annualized.
(2) Commencement of operations.
(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value and does not reflect the impact of a sales charge.
(4) Commencing May 1, 1997, Delaware Management Company replaced Voyageur Fund Managers, Inc. as the fund's investment manager.
(5) Annualized.

                             See accompanying notes
                                                        for tax-exempt income 23

--------------------------------------------------------------------------------
Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                               TAX-FREE FLORIDA INTERMEDIATE FUND - CLASS A
                                                       ----------------------------------------------------------------
                                                        SIX MONTHS                                         PERIOD FROM
                                                          ENDED     YEAR ENDED    YEAR ENDED   YEAR ENDED  5/1/94(2) TO
                                                        6/30/98(1)  12/31/97(4)    12/31/96     12/31/95     12/31/94
                                                       (UNAUDITED)
Net asset value, beginning of period ..............       $10.620     $10.430      $10.560      $9.640      $10.000

Income from investment operations:
   Net investment income ..........................         0.232       0.475        0.420       0.440        0.180
   Net realized and unrealized gain (loss)
    on investments ................................         0.040       0.261       (0.080)      1.010       (0.360)
                                                          -------     -------      -------     -------      -------
   Total from investment operations ...............         0.272       0.736        0.340       1.450       (0.180)
                                                          -------     -------      -------     -------      -------
Less dividends and distributions:
   Dividends from net investment income ...........        (0.232)     (0.524)      (0.470)     (0.490)      (0.180)
   Distributions from net realized gain on
    investment transactions .......................             -      (0.022)           -      (0.040)           -
                                                          -------     -------      -------     -------      -------
   Total dividends and distributions ..............        (0.232)     (0.546)      (0.470)     (0.530)      (0.180)
                                                          -------     -------      -------     -------      -------

Net asset value, end of period ....................       $10.660     $10.620      $10.430     $10.560       $9.640
                                                          =======     =======      =======     =======      =======

Total Return(3) ...................................         2.55%       7.25%        3.34%      15.14%       (1.55%)

Ratios and supplemental data:
   Net assets, end of period (000 omitted) ........        $3,090      $3,163       $3,159        $859         $592
   Ratio of expenses to average net assets ........         0.84%       0.61%        0.66%       0.63%        0.00%
   Ratio of expenses to average net assets
    prior to expense limitation ...................         1.31%       1.33%        1.25%       1.25%        1.25%(5)
   Ratio of net investment income to average
    net assets ....................................         4.30%       4.64%        4.63%       4.28%        4.19%(5)
   Ratio of net investment income to average
    net assets prior to expense limitation ........         3.83%       3.92%        4.04%       3.66%        2.94%(5)
   Portfolio turnover .............................            0%         20%          63%         28%           0%

----------------
(1) Ratios have been annualized and total return has not been annualized.
(2) Commencement of operations.
(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value and does not reflect the impact of a sales charge.
(4) Commencing May 1, 1997, Delaware Management Company replaced Voyageur Fund Managers, Inc. as the fund's investment manager.
(5) Annualized.

                             See accompanying notes

24 for tax-exempt income

--------------------------------------------------------------------------------
Selected data for each share of the Series outstanding throughout each period were as follows:

                                                              TAX-FREE FLORIDA INTERMEDIATE FUND - CLASS B
                                                         --------------------------------------------------
                                                          SIX MONTHS                           PERIOD FROM
                                                            ENDED     YEAR ENDED  YEAR ENDED    9/1/95(2)
                                                          6/30/98(1)  12/31/97(4)  12/31/96   TO 12/31/95
                                                         (UNAUDITED)
Net asset value, beginning of period ..............       $10.620     $10.420      $10.560     $10.580

Income from investment operations:
   Net investment income ..........................         0.187       0.391        0.340       0.100
   Net realized and unrealized gain (loss)
    on investments ................................         0.040       0.272       (0.090)      0.030
                                                          -------     -------      -------     -------
   Total from investment operations ...............         0.227       0.663        0.250       0.130
                                                          -------     -------      -------     -------
Less dividends and distributions:
   Dividends from net investment income ...........        (0.187)     (0.441)      (0.390)     (0.110)
   Distributions from net realized gain
    on security transactions ......................             -      (0.022)           -      (0.040)
                                                          -------     -------      -------     -------
   Total dividends and distributions ..............        (0.187)     (0.463)      (0.390)     (0.150)
                                                          -------     -------      -------     -------
Net asset value, end of period ....................       $10.660     $10.620      $10.420     $10.560
                                                          =======     =======      =======     =======
Total Return(3) ...................................         2.12%       6.50%        2.47%       1.13%

Ratios and supplemental data:
   Net assets, end of period (000 omitted) ........          $829        $928       $1,042         $41
   Ratio of expenses to average net assets ........         1.59%       1.39%        1.48%       1.52%(5)
   Ratio of expenses to average net assets
    prior to expense limitation ...................         2.06%       2.11%        2.00%       2.00%(5)
   Ratio of net investment income to
    average net assets ............................         3.56%       3.86%        3.81%       3.32%(5)
   Ratio of net investment income to average
    net assets prior to expense limitation ........         3.09%       3.14%        3.29%       2.84%(5)
   Portfolio turnover .............................            0%         20%          63%         28%


                                                              TAX-FREE FLORIDA INTERMEDIATE FUND - CLASS C
                                                          --------------------------------------------------
                                                           SIX MONTHS                            PERIOD FROM
                                                            ENDED     YEAR ENDED    YEAR ENDED    3/23/95(2)
                                                          6/30/98(1)   12/31/97(4)    12/31/96   TO 12/31/95
                                                          (UNAUDITED)
Net asset value, beginning of period ..............         $10.620     $10.420      $10.550     $10.080

Income from investment operations:

   Net investment income ..........................           0.189       0.383        0.330       0.250
   Net realized and unrealized gain (loss)
    on investments ................................           0.028       0.272       (0.090)      0.550
                                                            -------     -------      -------     -------
   Total from investment operations ...............           0.217       0.655        0.240       0.800
                                                            -------     -------      -------     -------
Less dividends and distributions:
   Dividends from net investment income ...........          (0.187)     (0.433)      (0.370)     (0.290)
   Distributions from net realized gain
    on security transactions ......................               -      (0.022)           -      (0.040)
                                                            -------     -------      -------     -------
   Total dividends and distributions ..............          (0.187)     (0.455)      (0.370)     (0.330)
                                                            -------     -------      -------     -------
Net asset value, end of period ....................         $10.650     $10.620      $10.420     $10.550
                                                            =======     =======      =======     =======
Total Return(3) ...................................           2.03%       6.43%        2.37%       7.95%

Ratios and supplemental data:
   Net assets, end of period (000 omitted) ........             $55         $55          $54         $54
   Ratio of expenses to average net assets ........           1.59%(5)    1.46%        1.55%       1.62%(5)
   Ratio of expenses to average net assets
    prior to expense limitation ...................           2.06%(5)    2.18%        2.00%       2.00%(5)
   Ratio of net investment income to
    average net assets ............................           3.56%(5)    3.79%        3.74%       3.10%(5)
   Ratio of net investment income to average
    net assets prior to expense limitation ........           3.09%(5)    3.07%        3.29%       2.72%(5)
   Portfolio turnover .............................              0%         20%          63%         28%


----------------
(1) Ratios have been annualized and total return has not been annualized.
(2) Commencement of operations.
(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value and does not reflect the impact of a sales charge.
(4) Commencing May 1, 1997, Delaware Management Company replaced Voyageur Fund Managers, Inc. as the fund's investment manager.
(5) Annualized.

                             See accompanying notes
                                                        for tax-exempt income 25

--------------------------------------------------------------------------------
Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                                  TAX-FREE NEW YORK FUND - CLASS A
                                                       ----------------------------------------------------------------------------
                                                        SIX MONTHS               THREE MONTHS                          THREE MONTHS
                                                           ENDED     YEAR ENDED     ENDED     YEAR ENDED   YEAR ENDED     ENDED
                                                         6/30/98(1)   12/31/97(4) 12/31/96(2)   9/30/96     9/30/95      9/30/94
                                                       (UNAUDITED)
Net asset value, beginning of period ............         $10.640     $10.690      $10.720     $10.870      $10.740      $10.810

Income from investment operations:
   Net investment income ........................           0.274       0.603        0.120       0.550        0.570        0.150
   Net realized and unrealized gain
    (loss) on investments .......................          (0.040)      0.128        0.010      (0.130)       0.170       (0.060)
                                                          -------     -------      -------     -------      -------      -------
   Total from investment operations .............           0.234       0.731        0.130       0.420        0.740        0.090
                                                          -------     -------      -------     -------      -------      -------
Less dividends and distributions:
   Dividends from net investment income .........          (0.274)     (0.606)      (0.120)     (0.550)      (0.590)      (0.160)
   Distributions from net realized gain on
    investment transactions .....................               -      (0.175)      (0.040)     (0.020)      (0.020)           -
                                                          -------     -------      -------     -------      -------      -------
   Total dividends and distributions ............          (0.274)     (0.781)      (0.160)     (0.570)      (0.610)      (0.160)
                                                          -------     -------      -------     -------      -------      -------
Net asset value, end of period ..................         $10.600     $10.640      $10.690     $10.720      $10.870      $10.740
                                                          =======     =======      =======     =======      =======      =======
Total Return(3) .................................           2.22%       7.09%        1.21%       3.94%        7.31%        0.79%

Ratios and supplemental data:
   Net assets, end of period (000 omitted) ......          $9,730      $9,563      $10,044     $10,548      $11,931      $12,797
   Ratio of expenses to average net assets ......           1.00%       1.00%        0.97%(5)    1.34%        1.31%        1.09%(5)
   Ratio of expenses to average net assets prior
    to expense limitation .......................           1.12%       1.39%        1.12%(5)    1.55%        1.82%        1.09%(5)
   Ratio of net investment income to
    average net assets ..........................           5.20%       5.66%        5.31%(5)    5.14%        5.66%        5.74%(5)
   Ratio of net investment income to
    average net assets prior to
    expense limitation ..........................           5.08%       5.27%        5.16%(5)    4.93%        5.15%        5.74%(5)
   Portfolio turnover ...........................             14%         30%           5%         12%          10%           0%

------------------
(1) Ratios have been annualized and total return has not been annualized.
(2) Effective November 16, 1996, the Fund's shareholders approved a change of investment advisor from Fortis Advisers, Inc. to Voyageur Fund Managers, Inc.
(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value and does not reflect the impact of a sales charge.
(4) Commencing May 1, 1997, Delaware Management Company replaced Voyageur Fund Managers, Inc. as the fund's investment manager.
(5) Annualized.

                             See accompanying notes

26 for tax-exempt income

--------------------------------------------------------------------------------
Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                             TAX-FREE NEW YORK FUND - CLASS B
                                                         -----------------------------------------------------------------------
                                                          SIX MONTHS                   THREE MONTHS                 PERIOD FROM
                                                            ENDED        YEAR ENDED       ENDED      YEAR ENDED      11/4/94(2)
                                                          6/30/98(1)     12/31/97(5)    12/31/96(3)    9/30/96       TO 9/30/95
                                                          (UNAUDITED)
Net asset value, beginning of period ..............       $10.610         $10.650        $10.690       $10.840        $10.340

Income from investment operations:
   Net investment income ..........................         0.237           0.524          0.100         0.470          0.430
   Net realized and unrealized gain (loss)
    on investments ................................        (0.042)          0.136              -        (0.130)         0.540
                                                          -------        --------       --------      --------       --------
   Total from investment operations ...............         0.195           0.660          0.100         0.340          0.970
                                                          -------        --------       --------      --------       --------

Less dividends and distributions:
   Dividends from net investment income ...........        (0.235)         (0.525)        (0.100)       (0.470)        (0.450)
   Distributions from net realized gain on
    investment transactions .......................             -          (0.175)        (0.040)       (0.020)        (0.020)
                                                          -------        --------       --------      --------       --------
   Total dividends and distributions ..............        (0.235)         (0.700)        (0.140)       (0.490)        (0.470)
                                                          -------        --------       --------      --------       --------

Net asset value, end of period ....................       $10.570         $10.610        $10.650       $10.690        $10.840

Total Return(4) ...................................         1.85%           6.39%          0.95%         3.14%          9.46%
                                                          =======        ========       ========      ========       ========

Ratios and supplemental data:
   Net assets, end of period (000 omitted) ........          $293            $167           $254          $448           $266
   Ratio of expenses to average net assets ........         1.75%           1.75%          1.87%(6)      2.09%          2.09%(6)
   Ratio of expenses to average net assets prior
    to expense limitation .........................         1.87%           2.14%          2.00%(6)      2.30%          2.60%(6)
   Ratio of net investment income to average
    net assets ....................................         4.45%           4.91%          4.43%(6)      4.39%          4.68%(6)
   Ratio of net investment income to average
    net assets prior to expense limitation ........         4.33%           4.52%          4.30%(6)      4.18%          4.17%(6)
   Portfolio turnover .............................           14%             30%             5%           12%            10%

---------------
(1) Ratios have been annualized and total return has not been annualized.
(2) Commencement of operations
(3) Effective November 16, 1996, the Fund's shareholders approved a change of investment advisor from Fortis Advisers, Inc.
    to Voyageur Fund Managers, Inc.
(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value and does not reflect the impact of a sales charge.
(5) Commencing May 1, 1997, Delaware Management Company replaced Voyageur Fund Managers, Inc. as the fund's investment manager.
(6) Annualized.

                             See accompanying notes
                                                        for tax-exempt income 27

--------------------------------------------------------------------------------
Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                        TAX-FREE NEW YORK FUND - CLASS C
                                                        --------------------------------------------------------------
                                                        SIX MONTHS               THREE MONTHS             PERIOD FROM
                                                          ENDED      YEAR ENDED     ENDED     YEAR ENDED   4/26/95(2)
                                                        6/30/98(1)   12/31/97(5)  12/31/96(3)   9/30/96    TO 9/30/95
                                                       (UNAUDITED)
Net asset value, beginning of period                      $10.610     $10.660      $10.700     $10.850      $10.790

Income from investment operations:
   Net investment income ............................       0.234       0.522        0.100       0.470        0.210
   Net realized and unrealized gain (loss)
    on investments ..................................      (0.039)      0.128            -      (0.130)       0.060
                                                          -------     -------      -------     -------      -------
   Total from investment operations .................       0.195       0.650        0.100       0.340        0.270
                                                          -------     -------      -------     -------      -------

Less dividends and distributions:
   Dividends from net investment income .............      (0.235)     (0.525)      (0.100)     (0.470)      (0.210)
   Distributions from net realized gain
    on investment transactions ......................           -      (0.175)      (0.040)     (0.020)           -
                                                          -------     -------      -------     -------      -------
   Total dividends and distributions ................      (0.235)     (0.700)      (0.140)     (0.490)      (0.210)
                                                          -------     -------      -------     -------      -------

Net asset value, end of period ......................     $10.570     $10.610      $10.660     $10.700      $10.850
                                                          =======     =======      =======     =======      =======

Total Return(4) .....................................       1.85%       6.29%        0.95%       3.14%        2.54%

Ratios and supplemental data:
   Net assets, end of period (000 omitted) ..........         $57         $56          $53         $52          $51
   Ratio of expenses to average net assets ..........       1.75%       1.75%        1.84%(6)    2.09%        2.09%(6)
   Ratio of expenses to average net assets prior
    to expense limitation ...........................       1.87%       2.14%        2.00%(6)    2.30%         2.6%(6)
   Ratio of net investment income to average
    net assets ......................................       4.45%       4.91%        4.45%(6)    4.39%        4.44%(6)
   Ratio of net investment income to average net
    assets prior to expense limitation ..............       4.33%       4.52%        4.29%(6)    4.18%        3.93%(6)
   Portfolio turnover ...............................         14%         30%           5%         12%          10%

---------------
(1) Ratios have been annualized and total return has not been annualized.
(2) Commencement of operations
(3) Effective November 16, 1996, the Fund's shareholders approved a change of investment advisor from Fortis Advisers, Inc.
    to Voyageur Fund Managers, Inc.
(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value and does not reflect the impact of a sales charge.
(5) Commencing May 1, 1997, Delaware Management Company replaced Voyageur Fund Managers, Inc. as the fund's investment manager.
(6) Annualized.

                             See accompanying notes

28 for tax-exempt income


NOTES TO FINANCIAL STATEMENTS
JUNE 30, 1998 (UNAUDITED)
--------------------------------------------------------------------------------

Delaware-Voyageur Tax-Free Florida Fund (formerly Voyageur Florida Tax Free
Fund) ("Tax-Free Florida Fund") and Delaware-Voyageur Tax-Free Florida Insured Fund (formerly Voyageur Tax-Free Florida Insured Fund)("Tax-Free Florida Insured Fund"), series of the Voyageur Investment Trust and Delaware-Voyageur Tax-Free Florida Intermediate Fund (formerly Voyageur Florida Limited Term Tax-Free
Fund)("Tax-Free Florida Intermediate Fund"), a series of the Voyageur Investment Trust II, (each referred to as a "Fund" or collectively as the "Funds") are Massachusetts business trusts registered under the Investment Company Act of 1940 (as amended) as open-end management investment companies. The Tax-Free Florida Fund and Tax-Free Florida Intermediate Fund are registered as non-diversified funds. The Tax-Free Florida Insured Fund is registered as a diversified fund. Delaware-Voyageur Tax-Free New York Fund (formerly Voyageur New York Tax-Free Fund)("Tax-Free New York Fund"), a series of Voyageur Mutual Funds, Inc., is registered under the Investment Company Act of 1940 (as amended) as a non-diversified, open-end management investment company. The Tax-Free Florida Fund seeks high current income free from both federal income taxes and state intangibles tax by investing in investment grade municipal bonds. The Tax-Free Florida Insured Fund seeks high current income free from both federal income taxes and state intangibles tax with the added safety of an insured portfolio by investing in insured municipal bonds. The Tax-Free Florida Intermediate Fund seeks to preserve original investment principal while providing income free from both federal income taxes and state intangibles tax by investing in intermediate term investment grade municipal bonds. The Tax-Free New York Fund seeks high current income free from both federal and state income taxes by investing in investment grade municipal bonds. The Funds each offer three classes of shares. The Florida Tax-Free Florida Fund A Class, the Tax-Free Florida Insured Fund A Class, and the Tax-Free New York Fund A Class carry a front-end sales charge of 3.75%. The Tax-Free Florida Intermediate Fund A Class carries a front end sales charge of 2.75%. The Florida Tax-Free Florida Fund B Class, the Tax-Free Florida Insured Fund B Class, the Tax-Free Florida Intermediate Fund B Class, and the Tax-Free New York Fund B Class carries a deferred sales charge. The Tax-Free Florida Fund C Class, the Tax-Free Florida Insured Fund C Class, the Tax-Free Florida Intermediate Fund C Class, and the Tax-Free New York Fund C Class carries a level load deferred sales charge.

1. Fund Reorganization
On April 30, 1997, Lincoln National Corporation ("LNC") acquired Voyageur Fund Manager Inc.s ("Voyageur") parent, Dougherty Financial Group, Inc. ("DFG") pursuant to an agreement and plan of merger dated January 15, 1997, in which LNC acquired DFG including the mutual fund investment advisory business of DFG conducted by Voyageur. Upon completion of the acquisition, Delaware Management Company, Inc. ("DMC") became the investment adviser to the Funds, Delaware Distributors, L.P. ("DDLP") became the distributor for the Funds, and Delaware Service Company, Inc. ("DSC") became the transfer, dividend-disbursing, shareholder servicing agent and accounting service agent for the Funds.

2. Significant Accounting Policies
The following accounting policies are in accordance with generally accepted accounting principles and are consistently followed by the Funds.

Security Valuation - Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Money market instruments having less than 60 days to maturity are valued at amortized cost which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Fund's Board of Directors.

Federal Income Taxes - Each Fund intends to continue to qualify as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements. Income and capital gain distributions are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles.

Class Accounting - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Funds on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Other - Expenses common to all Funds within the Delaware Investments Family of Funds are allocated amongst the Funds on the basis of average net assets. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Original issue discounts and market premiums are accreted to interest income over the lives of the respective securities. The Funds declare dividends from net investment income daily and pay them monthly. Capital gains are distributed annually.

Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3. Investment Management and Other Transactions with Affiliates
In accordance with the terms of the Investment Management Agreement, the Fund pays DMC, the Investment Manager of each Fund, an annual fee, which is calculated daily on the average daily net assets of each Fund.

                                                        for tax-exempt income 29

--------------------------------------------------------------------------------

DMC has elected to waive their fees and reimburse each Fund to the extent that annual operating expenses exclusive of taxes, interest, brokerage commissions, distribution expenses and extraordinary expenses do not exceed the following percentages of average daily net assets through December 31, 1998.

                                                          MANAGEMENT FEE AS A              WAIVER AS A
                                                         PERCENTAGE OF AVERAGE       PERCENTAGE OF AVERAGE
                                                           DAILY NET ASSETS             DAILY NET ASSETS        EXPENSES ABSORBED
                                                              (PER ANNUM)                  (PER ANNUM)                BY DMC
                                                         ---------------------       ----------------------     -----------------
Tax-Free Florida Fund .............................             0.50%                          0.31%                 $30,514
Tax-Free Florida Insured Fund .....................             0.50%                          0.62%                $176,127
Tax-free Florida Intermediate Fund ................             0.40%                          0.75%                  $8,928
Tax-Free New York .................................             0.50%                          0.75%                  $6,072


The Funds have engaged Delaware Service Company, Inc. (DSC), an affiliate of DMC, to provide dividend disbursing, transfer agent and accounting and administration services for each fund.

For the six months ended June 30, 1998, the amounts expensed for each Fund were as follows:

                                                                        DIVIDEND DISBURSING,
                                                                         TRANSFER AGENT FEES               ACCOUNTING AND
                                                                         AND OTHER EXPENSES            ADMINISTRATION SERVICES
                                                                        --------------------           -----------------------
Tax-Free Florida Fund ........................................                 $2,322                           $2,022
Tax-Free Florida Insured Fund ................................                $65,259                          $39,207
Tax-Free Florida Intermediate Fund ...........................                 $3,474                             $944
Tax-Free New York Fund .......................................                 $4,625                           $2,690


On June 30, 1998, the Funds had payables to affiliates as follows:

                                                                              DIVIDEND DISBURSING,
                                                                              TRANSFER AGENT FEES,
                                                  INVESTMENT MANAGEMENT   ACCOUNTING SERVICES AND OTHER     OTHER EXPENSES PAYABLE
                                                  FEES PAYABLE TO DMC        EXPENSES PAYABLE TO DSC         TO DMC AND AFFILIATES
                                                  ---------------------   -----------------------------     ----------------------
Tax-Free Florida Fund .......................                $0                      $1,514                          $4,279
Tax-Free Florida Insured Fund ...............          $104,417                     $17,652                         $37,976
Tax-Free Florida Intermediate Fund ..........                $0                        $785                            $952
Tax-Free New York Fund ......................            $3,262                      $2,253                          $3,185


Pursuant to the Distribution Agreement, the Funds pay DDLP, the Distributor and an affiliate of DMC, an annual fee not to exceed 0.25% of the average daily net assets of the A Class and 1.00% of the average daily net assets of the B and C Class for each Series.

For the six month period ended June 30, 1998, DDLP earned commissions on sales of the Fund A Class shares for each Fund as follows:

                                                   DDLP EARNED COMMISSIONS ON
                                                SALES OF THE FUND A CLASS SHARES
                                                --------------------------------
Tax-Free Florida Fund ......................                  $6,223
Tax-Free Florida Insured Fund ..............                  $4,785
Tax-Free Florida Intermediate Fund .........                    $323
Tax-Free New York Fund .....................                    $838

Certain officers of DMC, DSC and DDLP are officers, directors and/or employees of the Fund. These officers, directors and employees are paid no compensation by the Fund.

4. Investments

During the six months ended June 30, 1998 the Fund made purchases and sales of investment securities other than U.S. government securities and temporary cash investments for each Fund as follows:

                                               PURCHASES                 SALES
                                              ----------                ------
Tax-Free Florida Fund ...................     $3,629,523              $1,522,196
Tax-Free Florida Insured ................    $11,938,505             $26,806,060
Tax-Free Florida Intermediate Fund ......             $0                $586,493
Tax-Free New York Fund ..................       $689,193                $658,148

At June 30, 1998 the aggregate cost of securities and unrealized appreciation (depreciation) for federal income tax purposes for each Fund were as follows:

                                                 COST OF        AGGREGATE UNREALIZED      AGGREGATE UNREALIZED      NET UNREALIZED
                                               INVESTMENTS         APPRECIATION              DEPRECIATION           APPRECIATION
                                               -----------     --------------------      --------------------      --------------
Tax-Free Florida Fund ....................     $11,816,900           $566,677                     $0                  $566,677
Tax-Free Florida Insured Fund ............    $138,798,216        $12,784,657                     $0               $12,784,657
Tax-Free Florida Intermediate Fund .......      $3,739,744           $157,932                     $0                  $157,932
Tax-Free New York Fund ...................      $9,474,907           $667,664                ($2,581)                 $665,083


For federal income tax purposes, as of December 31, 1997, Tax-Free Florida Insured Fund had a capital loss carry over of $11,382,981 that will expire in 2002 through 2004.

30 for tax-exempt income

--------------------------------------------------------------------------------
5. Capital Stock
Transactions in capital stock were as follows:


                                                                TAX-FREE                    TAX-FREE
                                                              FLORIDA FUND             FLORIDA INSURED FUND
                                                        -------------------------  -------------------------
                                                          SIX MONTHS                SIX MONTHS
                                                        ENDED 6/30/98  YEAR ENDED  ENDED 6/30/98  YEAR ENDED
                                                         (UNAUDITED)    12/31/97   (UNAUDITED)     12/31/97
Shares sold:
   A Class ........................................       203,083       264,535     146,169        417,805
   B Class ........................................        79,717       105,990      30,018         76,153
   C Class ........................................        22,687        10,329            -         1,960

Shares issued upon reinvestment of
   dividends from net investment income
   and net realized gains from
   security transactions:
   A Class ........................................         7,773       10,263       93,639        231,868
   B Class ........................................           865        1,765        2,290          4,520
   C Class ........................................           243          243            -             11
                                                          -------      -------    ---------      ---------
                                                          314,368      393,125      272,116        732,317
                                                          -------      -------    ---------      ---------
Shares repurchased:
   A Class ........................................       (45,959)    (141,380)  (1,450,931)    (4,163,715)
   B Class ........................................       (53,926)     (19,696)     (47,573)       (30,565)
   C Class ........................................          (989)           -            -         (1,971)
                                                          -------      -------    ---------      ---------
                                                         (100,874)    (161,076)  (1,498,504)    (4,196,251)
                                                          -------      -------    ---------      ---------
Net Increase (Decrease) ...........................       213,494      232,049   (1,226,388)    (3,463,934)
                                                          =======      =======    =========      =========

                                                              TAX-FREE FLORIDA                 TAX-FREE
                                                             INTERMEDIATE FUND               NEW YORK FUND
                                                         -------------------------    -------------------------
                                                          SIX MONTHS                    SIX MONTHS
                                                         ENDED 6/30/98  YEAR ENDED    ENDED 6/30/98  YEAR ENDED
                                                         (UNAUDITED)     12/31/97      (UNAUDITED)    12/31/97
Shares sold:
   A Class ........................................        50,456         61,257         43,615        61,662
   B Class ........................................         1,876            765         13,022         6,824
   C Class ........................................             -              -              -             -

Shares issued upon reinvestment of
   dividends from net investment income
   and net realized gains from
   security transactions:
   A Class ........................................         3,251          8,945         17,640        54,059
   B Class ........................................           786          2,082            373         1,014
   C Class ........................................             -              -            119           349
                                                           ------         ------         ------       -------
                                                           56,369         73,049         74,769       123,908
                                                           ------         ------         ------       -------
Shares repurchased:
   A Class ........................................       (61,470)       (75,457)       (42,274)     (156,730)
   B Class ........................................       (12,230)       (15,466)        (1,436)      (15,960)
   C Class ........................................             -              -              -           (22)
                                                           ------         ------         ------       -------
                                                          (73,700)       (90,923)       (43,710)     (172,712)
                                                           ------         ------         ------       -------
Net Increase (Decrease) ...........................       (17,331)       (17,874)        31,059       (48,804)
                                                           ======         ======         ======       =======


                             See accompanying notes

6. Credit and Market Risk
The Funds concentrate their investments in securities issued by municipalities, mainly in Florida for Tax-Free Florida, Tax-Free Florida Insured, and Tax-Free Florida Intermediate Funds and in New York for the Tax-Free New York Fund. The value of these investments may be adversely affected by new legislation within the states, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that market value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. These securities have been identified in the Statement of Net Assets.

DELAWARE INVESTMENTS FAMILY OF FUNDS

FOR GROWTH OF CAPITAL
Aggressive Growth Fund
Trend Fund
DelCap Fund
Small Cap Value Fund
U.S. Growth Fund
Growth Stock Fund
Tax-Efficient Equity Fund

FOR TOTAL RETURN
Social Awareness Fund
Blue Chip Fund
Devon Fund
Decatur Total Return Fund
Decatur Income Fund
REIT Fund
Delaware Fund

FOR INTERNATIONAL DIVERSIFICATION
Emerging Markets Fund
New Pacific Fund
Overseas Equity Fund
International Equity Fund
Global Equity Fund
Global Bond Fund

FOR CURRENT INCOME
Delchester Fund
High-Yield Opportunities Fund
Strategic Income Fund
U.S. Government Fund
Delaware-Voyageur
  US Government Securities Fund
Limited-Term Government Fund

FOR TAX-EXEMPT INCOME
National High Yield Municipal Bond Fund
Tax-Free USA Fund
Tax-Free Insured Fund
Tax-Free USA Intermediate Fund
State Tax-Free Funds*

MONEY MARKET FUNDS
Delaware Cash Reserve
Tax-Free Money Fund

ASSET ALLOCATION FUNDS
Growth Portfolio
Balanced Portfolio
Income Portfolio

* Available for the following states: Arizona, California, Colorado, Florida, Idaho, Iowa, Kansas, Minnesota, Missouri, North Dakota, New Jersey, New Mexico, New York, Ohio, Oregon, Pennsylvania, Utah, Washington, Wisconsin. Insured and intermediate bond funds are available in selected states.

funds

(photo of keyboard)

Complete information on any fund offered by Delaware Investments can be found in each fund's current prospectus. Prospectuses for all funds offered by Delaware Investments are available from your financial adviser. Please read the prospectus carefully before you invest or send money.

THIS SEMI-ANNUAL REPORT IS FOR THE INFORMATION OF TAX-FREE FLORIDA, TAX-FREE FLORIDA INSURED, TAX-FREE FLORIDA Intermediate and Tax-Free New York Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current Prospectus for any of these Funds, which sets forth details about charges, expenses, investment objectives and operating policies of each Fund. You should read the prospectus carefully before you invest. Summary investment results are documented in each Fund's current Statement of Additional Information. The figures in this report represent past results which are not a guarantee of future results. The return and principal value of an investment in the Funds will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.
--------------------------------------------------------------------------------

INVESTMENT MANAGER
Delaware Management Company
Philadelphia, Pennsylvania

INTERNATIONAL AFFILIATE
Delaware International Advisers Ltd.
London, England

NATIONAL DISTRIBUTOR
Delaware Distributors, L.P.
Philadelphia, Pennsylvania

SHAREHOLDER SERVICING,
DIVIDEND DISBURSING
AND TRANSFER AGENT
Delaware Service Company, Inc.
Philadelphia, Pennsylvania

1818 Market Street
Philadelphia, PA 19103-3682


For Shareholders
1.800.523.1918

For Securities Dealers
1.800.362.7500

For Financial Institutions
Representatives Only
1.800.659.2265

www.delawarefunds.com

Be sure to consult your financial adviser when making investments. Mutual funds can be a valuable part of your financial plan; however, shares of the Funds are not FDIC or NCUSIF insured, are not guaranteed by any bank or any credit union, and involve investment risk, including the possible loss of the principal amount invested. Shares of the Funds are not bank or credit union deposits.

Copyright Delaware Distributors, L.P.


DELAWARE
INVESTMENTS
----------------------
Philadelphia * London

Printed in the USA
on recycled paper

SA-FLNY [6/98] PP8/98

(943)